      As filed with the Securities and Exchange Commission on July 30, 1997

                 File Nos. ______________ and _________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                               ------------------

                                   SANWA FUND
                                   ----------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Address of Principal Business Office)

                                  614-470-8000
                                  ------------
              (Registrant's Telephone Number, including Area Code)

                               George O. Martinez
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

      Martin E. Lybecker, Esq.                 Sanwa Funds
      Ropes & Gray                             3534 Stelzer Road
      1301 K Street, N.W.                      Columbus, Ohio  43219
      Suite 800 East
      Washington, D.C.  20004

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

DECLARATION PURSUANT TO RULE 24F-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933.

Registrant hereby amends the Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that such Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                              CROSS REFERENCE SHEET
                              ---------------------

                     PROSPECTUS FOR SANWA MUTUAL FUNDS GROUP
                     ---------------------------------------

                                  TRUST SHARES
                                  ------------

Part A Item                                                       Prospectus Caption
-----------                                                       ------------------

Cover Page....................................................    Cover Page

Synopsis......................................................    Prospectus Summary; Fee Table

Condensed Financial Information...............................    Inapplicable

General Description
   of Registrant..............................................    Prospectus Summary; Investment
                                                                  Objective and Policies; General
                                                                  Information - Description of the Group
                                                                  and Its Shares

Management of Sanwa
   Mutual Funds Group.........................................    Management of Sanwa Mutual Funds
                                                                  Group; General Information

Management's Discussion of
  Fund Performance............................................    Inapplicable

Capital Stock and
   Other Securities...........................................    Sanwa Mutual Funds Group; How to
                                                                  Purchase and Redeem Shares;
                                                                  Dividends and Taxes; General
                                                                  Information - Description of the Group
                                                                  and Its Shares; General Information -
                                                                  Miscellaneous
Purchase of Securities
   Being Offered..............................................    Valuation of Shares; How to Purchase
                                                                  and Redeem Shares

Redemption or Repurchase......................................    How to Purchase and Redeem Shares

Pending Legal Proceedings.....................................    Inapplicable

                               MONEY MARKET FUNDS
                               ------------------

                             Prime Money Market Fund
                         U.S. Treasury Obligations Fund

                                    BOND FUND
                                    ---------

                           Investment Grade Bond Fund

                                  BALANCED FUND
                                  -------------

                          Global Asset Allocation Fund

                                   STOCK FUND
                                   ----------

                                   Equity Fund

                                  TRUST SHARES
                                  ------------

                              SANWA BANK CALIFORNIA
                               INVESTMENT ADVISER

                            BISYS FUND SERVICES, INC.
                          ADMINISTRATOR AND DISTRIBUTOR

                        PROSPECTUS DATED [_______], 1997

                                TABLE OF CONTENTS
                                                                                                         Page
                                                                                                         ----
Prospectus Summary......................................................................................
Fee Table...............................................................................................
Investment Objective and Policies.......................................................................
Valuation of Shares.....................................................................................
How to Purchase and Redeem Shares.......................................................................
Dividends and Taxes.....................................................................................
Management of Sanwa Mutual Funds Group..................................................................
General Information.....................................................................................

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE GROUP OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE GROUP OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            SANWA MUTUAL FUNDS GROUP

3435 Stelzer Road                                 For current yield, purchase,
Columbus, Ohio 43219                               and redemption information,
Investment Adviser: Sanwa Bank California                  call (800) XXX-XXXX
                                                   TDD/TTY call (800) XXX-XXXX

         THE SANWA MUTUAL FUNDS GROUP (the "Group") is an open-end management investment company consisting of five separate investment funds (each a "Fund," and collectively, the "Funds"). Each Fund offers multiple classes of units of beneficial interest ("Shares").

         THE SANWA PRIME MONEY MARKET FUND (the "Prime Money Market Fund") seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

         THE SANWA U.S. TREASURY OBLIGATIONS FUND (the "U.S. Treasury Obligations Fund"), seeks current income consistent with liquidity and stability of principal. The Fund intends to invest exclusively in short-term obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities.

AN INVESTMENT IN THE PRIME MONEY MARKET FUND OR THE U.S. TREASURY OBLIGATIONS FUND (TOGETHER, THE "MONEY MARKET FUNDS") IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         THE SANWA INVESTMENT GRADE BOND FUND (the "Investment Grade Bond Fund") seeks a high level of income, consistent with preservation of capital.

         THE SANWA GLOBAL ASSET ALLOCATION FUND (the "Global Asset Allocation Fund") seeks a balance of income and long-term capital appreciation. The Fund intends to invest in a mix of U.S. and international stocks, bonds, and cash equivalents using a disciplined asset allocation approach.

         THE SANWA EQUITY FUND (the "Equity Fund") seeks long-term capital growth. The Fund intends to invest in the common stocks of corporations representing a broad cross-section of the U.S. economy. The Fund expects to have a level of risk commensurate with that represented by a broadly diversified portfolio of U.S. common stocks, such as the Standard & Poor's 500 Index.

         This Prospectus relates to the Trust Shares of the Group, which are offered to Sanwa Bank California and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial (other than for individual retirement accounts), or similar capacity. Through a separate prospectus, the Group also offers Class A Shares, which are offered to the general public. A Statement of Additional Information, dated ________, 1997 (as may be amended from time to time), has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information and the prospectus relating to the Class A Shares are available without charge by writing or by calling the Group at the address or telephone number shown above.

         This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference.

         SHARES OF THE SANWA MUTUAL FUNDS GROUP ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, SANWA BANK CALIFORNIA, ANY OF ITS AFFILIATES, OR ANY OTHER BANK. SUCH SHARES ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is [_________], 1997.

                               PROSPECTUS SUMMARY

The Group               Sanwa Mutual Funds Group (the "Group"), a Massachusetts
                        business trust, is a diversified open-end management investment company which currently consists of five separately managed Funds. Each Fund offers to the public two classes of Shares: Class A and Trust Class. This prospectus relates to only the Trust Class Shares.

Investment Objective    THE PRIME MONEY MARKET FUND seeks as high a level of
                        current income as is consistent with maintaining liquidity and stability of principal.

                        THE U.S. TREASURY OBLIGATIONS FUND seeks current income consistent with liquidity and stability of principal.

                        THE INVESTMENT GRADE BOND FUND seeks a high level of income, consistent with preservation of capital.

                        THE GLOBAL ASSET ALLOCATION FUND seeks a balance of income and long-term capital appreciation.

                        THE EQUITY FUND seeks long-term capital growth.

Investment Risks        There can be no assurance that any Fund will achieve
                        its investment objective. Each Fund's net asset value or performance may vary daily, reflecting fluctuations in the market value of its portfolio holdings, interest rate levels, and market conditions. The Prime Money
                        Market Fund, the Investment Grade Bond Fund, and the
                        Global Asset Allocation Fund may invest in foreign securities which entails certain risks. See "Foreign
                        Securities."

Offering Price          The public offering price of the Prime Money Market Fund
                        and the U.S. Treasury Obligations Fund is equal to the net asset value per Trust Share, which each Fund will seek to maintain at $1.00.

                        The public offering price of the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund is equal to that Fund's net asset value per Trust Share. See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Trust Shares."

Minimum Purchase        For Trust Shares there is a $100,000 minimum initial
                        investment with no minimum investment for subsequent purchases. Employees of Sanwa Bank California may purchase Trust Shares with a $500 minimum initial investment, or a $50 minimum initial investment if investing through the Group's Automatic Investment Plan.
                        See "HOW TO PURCHASE AND REDEEM SHARES--Auto Invest
                        Plan."

Investment Adviser      Sanwa Bank California ("SBCL"), Los Angeles, California.

Dividends               The Prime Money Market Fund, the U.S. Treasury
                        Obligations Fund, and the Investment Grade Bond Fund declare dividends daily and pay such dividends monthly.
                        The Global Asset Allocation Fund declares and pays dividends annually. The Equity Fund declares and pays dividends monthly.

Distributor             BISYS Fund Services, Inc., Columbus, Ohio.

                                    FEE TABLE

         The following tables are intended to assist investors in understanding the expenses associated with investing in Trust Shares of the Funds.

                                    PRIME           U.S. TREASURY  INVESTMENT      GLOBAL ASSET
                                    MONEY MARKET    OBLIGATIONS    GRADE BOND      ALLOCATION    EQUITY
                                    FUND            FUND           FUND            FUND          FUND
                                    ----            ----           ----            ----          ----
                                    TRUST CLASS     TRUST CLASS    TRUST CLASS     TRUST CLASS   TRUST CLASS
                                    -----------     -----------    -----------     -----------   -----------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load on Purchases     0%              0%             0%              0%            0%
Maximum Sales Load on
  Reinvested Dividends              0%              0%             0%              0%            0%
Maximum Deferred Sales Load         0%              0%             0%              0%            0%
Redemption Fees(2)                  $ 0             $ 0            $ 0             $ 0           $ 0
Exchange Fee                        $ 0             $ 0            $ 0             $ 0           $ 0
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)(3)
Management Fees (after voluntary
  fee reductions)                   0.20%           0.10%          0.50%           0.80%         0.65%
12b-1 Fee                           0.00%           0.00%          0.00%           0.00%         0.00%
Other Expenses(4)                   0.38%           0.41%          0.39%           0.64%         0.40%
                                    ----            ----           ----            ----          ----
Total Fund Operating Expenses
  (after voluntary fee reductions)  0.58%           0.51%          0.89%           1.44%         1.05%
                                    ====            ====           ====            ====          ====

1 A Participating Organization (as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investments, exchanges, and other investment management services provided in connection with investment in Trust Shares of a Fund. See "HOW TO PURCHASE AND REDEEM SHARES--"Purchases of Trust Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege."

2 A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone."

3 SBCL has agreed to voluntarily reduce the amount of its investment advisory fee through the end of the Funds' initial fiscal year. Absent the voluntary reduction of investment advisory fees, Management Fees and Total Operating Expenses as a percentage of average daily net assets for Trust Shares would be 0.30% and 0.68%, respectively, for the Prime Money Market Fund; 0.20% and 0.61%, respectively, for the U.S. Treasury Obligations Fund; 0.60% and 0.99%, respectively, for the Investment Grade Bond Fund; 0.90% and 1.54%, respectively, for the Global Asset Allocation Fund; and 0.75% and 1.15%, respectively, for the Equity Fund. Lower total fund operating expenses will result in higher yields.

4 "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:

You would pay the following expenses on a $1,000 investment in Trust Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                          1 YEAR          3 YEARS
                                                          ------          -------
Prime Money Market Fund                                    $6             $19
U.S. Treasury Obligations Fund                             $5             $16
Investment Grade Bond Fund                                 $9             $28
Global Asset Allocation Fund                              $15             $46
Equity Fund                                               $11             $33

         Trust Shares are not subject to a 12b-1 fee and are not sold pursuant to a sales charge.

         These tables are intended to assist investors in understanding the various costs and expenses associated with investing in the Funds. See "MANAGEMENT OF SANWA MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE EXAMPLE IS NOT CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        INVESTMENT OBJECTIVE AND POLICIES

MONEY MARKET FUNDS

         Each Money Market Fund will endeavor to achieve its objective by investing in a portfolio of high-quality money market instruments which complies with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which the Money Market Funds invest will be deemed to have maturities of 397 days or less. The average dollar weighted maturity of each Money Market Fund's portfolio will not exceed 90 days. See "VALUATION OF SHARES" and the Statement of Additional Information for a further explanation of the amortized cost valuation method.

         All securities acquired by the Money Market Funds will be determined at the time of purchase, under guidelines established by the Group's Board of Trustees, to present minimal credit risks. Under the guidelines adopted by the Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, SBCL may be required to dispose of an obligation held in a Fund's portfolio if there is an indication that the instrument's credit quality has diminished, such as where a nationally recognized statistical ratings organization ("NRSRO") downgrades an obligation to below the second highest rating category or in the event of a default relating to the financial condition of the issuer.

PRIME MONEY MARKET FUND

         The investment objective of the Prime Money Market Fund is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal. The Fund will invest in certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements, other money market securities, short-term corporate, state, and municipal obligations that are rated in the top two tiers by an NRSRO or, if unrated, are of comparable quality. The Fund also invests in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government or by an agency of the U.S. government (certain agency securities are not backed by the full faith and credit of the U.S. government).

U.S. TREASURY OBLIGATIONS FUND

         The investment objective of the U.S. Treasury Obligations Fund is to seek current income consistent with liquidity and stability of principal. Under normal market conditions, the Fund will invest exclusively in short-term obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities.

INVESTMENT GRADE BOND FUND

         The Investment Grade Bond Fund seeks a high level of income, consistent with preservation of capital. To achieve this objective, the Fund intends to invest in a broad range of fixed income securities, including U.S. Treasury securities (bonds, notes, and bills), U.S. agency securities, mortgage related securities, corporate securities, preferred stocks, depository institution obligations, and repurchase agreements. Under normal market conditions, the Fund will invest at least 80% of its net assets in investment grade securities, as determined by NRSRO ratings, or if unrated, as determined by SBCL to be of comparable quality.

         The Fund will invest in a varying combination of cash, U.S. Treasury securities, U.S. agency securities, mortgage related securities, and corporate securities which are all issued in U.S. dollars. In pursuing its investment objective, the Fund expects that its portfolio will be characterized by investment risk that is similar to that of a theoretical broadly diversified domestic investment grade bond portfolio, such as a portfolio structured to match the Salomon Broad Investment Grade Index or the Lehman Aggregate Index.

         SBCL uses its proprietary, quantitative fixed income security selection strategy to determine the optimal combination of investments in the portfolio. SBCL will use a variety of quantitative investment models and risk management systems to identify the optimal interest rate, credit, and convexity exposure at any point in time. SBCL seeks the fixed income sectors and/or securities with high expected relative return premiums, adjusted for risk. Fundamental valuation, macroeconomic, technical and risk measures are all employed to determine the expected relative return premium for each sector and/or security. Once the attractiveness of the various investment sector and individual security alternatives is determined, the portfolio is constructed so as to overweight those sectors and/or securities with the most-favorable prospects, according to the current quantitative analysis.

         In order to execute its strategy in an efficient manner, SBCL may utilize bond index futures contracts in representing various yield curve sectors. The Fund will use futures contracts to provide an efficient means of achieving exposure to the fixed income markets. Futures contracts may be used to provide liquidity, gain broad market exposure, and hedge unwanted interest rate exposure. SBCL will not use futures to leverage the Fund's holdings.

         The Fund may invest up to 20% of its net assets in non-investment grade debt securities, preferred stocks and convertible securities. In the event that a security held by the Fund is downgraded, the Fund may continue to hold such security until such time as SBCL deems it to be advantageous to dispose of the security.

         The Fund may hold securities of foreign issuers, provided such securities are denominated in U.S. dollars. The Fund may also invest in bond (interest rate) options to a limited extent. See "Investment Objective and Policies--Specific Investment Policies."

GLOBAL ASSET ALLOCATION FUND

         The investment objective of the Global Asset Allocation Fund is to seek a balance of income and long-term capital appreciation. Through the use of a disciplined asset allocation approach, the Fund intends to invest in, and assume a level of risk commensurate with, a globally diversified portfolio of stocks, bonds, and cash equivalents. By systematically diversifying across countries, currencies, and asset classes (stocks and bonds), the Fund pursues its capital appreciation goals while seeking to control portfolio risk.

         The Fund will invest in a varying combination of stocks, bonds, and cash equivalents selected primarily from major markets such as: the United States, Japan, the U.K., Germany, France, Switzerland, Spain, Canada and Australia. The Fund may also invest in other markets, including emerging markets.

         Under normal circumstances, at least 65% of the Fund's net assets will be invested in securities representing at least three different countries, including the United States.

         SBCL uses its proprietary, quantitative global tactical asset allocation, global currency allocation, and global sector rotation strategies to determine the optimal combination of investments in the portfolio. SBCL will use a variety of quantitative investment models to identify the country, sector, and asset classes deemed most attractive. SBCL seeks those sectors, asset classes, countries, and currencies with a high expected relative return premium, adjusted for risk. Fundamental valuation, macroeconomic, technical, and risk measures are all employed to determine the expected relative return premium for each country, currency, asset class, and sector. Once the relative attractiveness of the various investment class alternatives is determined, the portfolio is constructed so as to overweight those countries, currencies, sectors, and asset classes with the most favorable prospects, according to the current quantitative analysis.

         In evaluating equity exposure, SBCL attempts to assess the relative value of each country's market in the aggregate. SBCL may overweight the Fund's investments in a few selected countries and/or asset classes. The Fund typically will not deviate by more than 20% from the market capitalization weights of the respective individual equity markets.

         Investments will also include direct investments in short-term or long-term government bonds, and U.S. and foreign cash equivalents. Bonds in the Fund's portfolio are expected to range in maturity from one to thirty years.

         In order to execute its strategy in an efficient manner, SBCL may utilize equity index, bond index, and currency futures contracts in the various countries. The Fund will use futures contracts to provide an efficient means of achieving broad market exposure to the stock, fixed income and currency markets of a particular country, to provide liquidity, and to facilitate asset allocation shifts. Currency futures provide an efficient vehicle for hedging foreign exchange exposure. By investing in a stock index futures contract the Fund is exposed to an index of stocks without buying each underlying security in that index. See "Options and Futures" in the Statement of Additional Information for a more detailed discussion of the risks associated with investment in futures contracts.

EQUITY FUND

         The Equity Fund's investment objective is to seek long-term capital growth. The Fund intends to invest in the common stocks of corporations from a broad cross section of the U.S. economy. The Fund expects to assume a level of risk commensurate with that represented by a broadly diversified portfolio of U.S. common stocks, such as that measured by the S&P 500 Index. Under normal market conditions, the Fund will invest at least 65% of its net assets in common stocks.

         Equity investments are chosen based upon SBCL's proprietary, quantitatively-disciplined stock selection models. A combination of valuation, growth, technical, and risk measures are used to rank a universe of approximately 1,000 U.S. equity issues. The issues assigned the most attractive overall composite ratings are those which are deemed to have greater potential for price appreciation over a short-to-intermediate term horizon. The portfolio is then constructed so that the aggregate investment characteristics of the Fund are similar to those of the S&P 500 Index. These characteristics include such measures as economic sector diversification, P/E ratio, dividend yield, and market "beta" (or sensitivity). However, while maintaining aggregate investment characteristics similar to those of the S&P 500 Index, the Fund seeks to invest in individual common stocks -- including stocks which may not be part of that Index -- which SBCL believes hold a greater potential for price appreciation. There can be no assurance that the Fund's investment performance will meet or exceed that of the S&P 500 Index.

         Although the Fund normally intends to be fully invested in common stocks, it may invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity in order to meet shareholder redemptions.

         The Fund may also utilize equity index futures for the dual purpose of providing an adequate level of liquidity to the Fund and ensuring that cash balances achieve equity-like returns. This "equitization" of short-term cash balances will assist the Fund to meet its investment objective. By investing in a stock index futures contract the Fund is exposed to an index of stocks without buying each underlying security in that index. Under no circumstances will the market exposure of futures contracts exceed 30% of the Fund's net assets. SBCL will not use futures to leverage the Fund's holdings. See "Options and Futures" in the Statement of Additional Information for a more detailed discussion of the risks associated with investments in futures contracts.

ALL FUNDS

         The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous"). There can be no assurance that a Fund will achieve its investment objective.

SPECIFIC INVESTMENT POLICIES

         The Funds invest in a variety of securities and employ a number of investment practices. Each security and investment practice involves certain risks. This table shows the securities and investment practices utilized by the Funds and the risks inherent in their use. For a more complete discussion of each instrument and its attendant risks, consult the Funds' Statement of Additional Information.

         #      Percent of total assets under normal market conditions
         x/     No policy limitation on usage
         -      Not permitted
         +      For temporary defensive purposes may constitute 100 percent of total assets

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
INVESTMENT PRACTICES
--------------------
AND SECURITIES
--------------
ASSET BACKED SECURITIES.  Securities secured by                 x/          __            x/            35          35
company receivables, home equity loans, truck and auto
loans, leases, credit card receivables and other securities
backed by receivables or assets.  Credit, interest rate,
opportunity and pre-payment risks.

BANKERS' ACCEPTANCES.  Bills of exchange or time                25          __            35+           35+        35+
drafts drawn on and accepted by a commercial bank.
Credit risk.

BORROWINGS.(1)  The borrowing of money from banks or           33 1/3      33 1/3        33 1/3        33 1/3     33 1/3
through reverse repurchase agreements.  Leverage and
credit risks.

CERTIFICATES OF DEPOSIT.  Negotiable instruments with a         x/          __            35+           35+        35+
stated maturity.  Credit and liquidity risks.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
COMMERCIAL PAPER AND OTHER SHORT-TERM                           x/          __            35+           35+        35+
OBLIGATIONS.  Short-term promissory notes or other
obligations issued by corporations and other entities.
Credit risk.

COMMON STOCK.  Shares of ownership of a company.                __          __            __            x/          x/
Market risk.

CONVERTIBLE SECURITIES.  Bonds or preferred stock that          __          __            x/            x/          x/
convert to common stock.  Credit, interest rate and
market risks.

CORPORATE OR COMMERCIAL BONDS.  Debt securities issued by       x/          __            x/            x/          35
corporations.  Credit and interest rate risks.

EMERGING MARKET SECURITIES.  Securities of countries            __          __            __            15          __
with emerging economies or securities markets.
Currency, information, liquidity, market and political risks.

FOREIGN SECURITIES.

o        Stocks and bonds of foreign issuers                    __          __            35            x/          35
o        American depository receipts, European                 x/          __            __            x/          35
         depository receipts, global depository receipts
         and other similar global instruments

Currency, liquidity, information, market, natural event and political risks.

FORWARD COMMITMENTS.  The purchase or sale of a                 x/          x/            x/            x/          x/
security with payment and delivery scheduled for a
future time.  Leverage, market and opportunity risks.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.                 __          __            __            50          __
Contractual agreement to purchase or sell one specified
currency for another currency at a specified future date
and price.  Credit, correlation, currency, information,
leverage, liquidity, management, market, opportunity
and political risks.

ILLIQUID SECURITIES.(3) Securities which may be difficult       10          __            15            15          15
to sell at an acceptable price.  Liquidity, market and
valuation risks.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
INVESTMENT COMPANY SECURITIES.  Shares of other
mutual funds.  SBCL and BISYS Fund Services, Inc.
will reduce certain fees when investing in funds for
which it serves as investment and adviser or
administrator.  (Investments in any one fund will not
exceed 5% of total assets. Investments in all funds will
not exceed 10% of total assets.)

o        Money market mutual funds                              10          10            10            10          10
o        Non-money market mutual funds                          __          __            __            10          __

Management and market risks.

MORTGAGE BACKED SECURITIES.(2)  Debt obligations                __          __            x/            35          35
secured by real estate loans and pools of loans,
including such securities as collateralized mortgage
obligations, which are structured pools of mortgage pass
through certificates or mortgage loans, real estate
investment conduits, and stripped mortgage backed
securities.  Mortgage backed securities may have
greater price and yield volatility than traditional fixed-
income securities and their prepayment sensitivity may
range from relatively low to relatively high.  Credit,
interest rate, opportunity and pre-payment risks.

MORTGAGE DOLLAR ROLLS.  A transaction in which a fund           __          __            x/            x/          x/
sells securities for delivery in a current month and
simultaneously contracts with the same party to
repurchase similar but not identical securities on a
specified future date.  Interest rate, management and
market risks.

MUNICIPAL OBLIGATIONS.  Securities issued by a state or         x/          __            x/            __          __
political subdivision to obtain funds for various public
purposes.  Municipal obligations include participation
certificates in leases, installment purchase contracts and
conditional sales contracts.  Credit, liquidity, political
and tax risks.

OPTIONS AND FUTURES.(1)  Contracts involving the right or       __          __            x/            x/          x/
obligation to deliver or receive assets or money
depending upon the performance of one or more assets
or an economic index.  Currency, correlation, credit,
interest rate, leverage, liquidity, opportunity and market
risks.

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
PREFERRED STOCK.  A class of stock that generally pays a        __          __            30            x/          x/
dividend at a specified rate and has preference over
common stock in the payment of dividends and
liquidation.  Market risk.

REPURCHASE AGREEMENTS.(1)  The purchase of a security           x/          x/            x/            x/          x/
and the simultaneous commitment to sell it back at an
agreed upon price.  Credit, market and leverage risks.

REVERSE REPURCHASE AGREEMENTS.(1, 4)  The sale of a             x/          x/            x/            x/          x/
security and the simultaneous commitment to buy it
back at an agreed upon price.  Credit, leverage and
market risks.

RESTRICTED SECURITIES.(5)  Securities not registered under      10          __            x/            x/          x/
the Securities Act of 1933.  Market and valuation risks.

RIGHTS AND WARRANTS.  A contract issued by a corporation        __          __            x/            x/          x/
enabling the owner to subscribe to and purchase a specified
number of shares of the corporation at a specified price
during a specified period of time. Market and valuation risks.

SECURITIES LENDING.(1)  The lending of securities to           33 1/3      33 1/3        33 1/3        33 1/3     33 1/3
financial institutions, which provide cash or government
securities as collateral.  Credit risk.

SHORT-TERM TRADING. The sale of a security soon after           __          __            x/            x/          x/
its purchase.  A portfolio engaging in such trading will
have higher turnover and transaction expenses.  Market
risk.

SWAPS, CAPS AND FLOORS.(5)  Swaps involve the exchange          __          __            x/            x/          x/
of obligations by two parties.  Caps and floors entitle a
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. Correlation,
credit, interest rate, liquidity, management,market and
opportunity risks.

TIME DEPOSITS.  Non-negotiable receipts issued by a             x/          __            35+           35+        35+
bank in exchange for the deposit of funds.  Liquidity
risk.

U.S. GOVERNMENT SECURITIES.  Short-term debt                    x/          x/            x/            x/         35+
instruments issued or guaranteed by the U.S. Treasury
or by an agency or instrumentalities of the U.S.
government.  Credit risk.


                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
VARIABLE AND FLOATING RATE INSTRUMENTS.  Obligations            x/          x/            x/            x/          __
with a yield that is reset on a periodic basis and loosely
correlated to changes in money market interest rates,
including variable and floating rate notes and bonds.
Credit, interest rate and liquidity risks.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES.  The                x/          x/            x/            x/          x/
purchase or sale of securities for delivery at a future
date.  Leverage, market and opportunity risks.

     1 Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.

     2 The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a-7.

     3 Each Fund's liquidity limit is calculated as a percentage of its net assets.

     4 Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.

     5 Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.

TYPES OF INVESTMENT RISK

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK. Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

         o HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that a Fund's hedging transactions will be effective.

         o SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This risk is common to all mutual funds.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK. The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

PRE-PAYMENT RISK. Early repayment of principal and interest will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee.

TAX RISK. The risk that the issuer of tax-exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

VALUATION RISK. The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

PORTFOLIO TURNOVER

         It is presently anticipated that the portfolio turnover rate of the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund will not exceed 100%, 200%, and 200%, respectively. High portfolio turnover rates will generally result in higher transaction costs to a Fund and may result in higher levels of taxable realized gains to a Fund's shareholders.

                             INVESTMENT RESTRICTIONS

         The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund ("fundamental policies"). These fundamental policies (including those noted by Footnote 1 in the chart above) are set forth in their entirety in the Funds' Statement of Additional Information.

                               VALUATION OF SHARES

         The net asset value of each Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Times"). For each Money Market Fund, a "Business Day" constitutes (i) any day on which the Federal Reserve Bank is open and the New York Stock Exchange (the "NYSE") is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. For each Fund, other than the Money Market Funds, a Business Day is (i) any day on which the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.

         The securities in each Fund, other than the Money Market Funds, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Group believes accurately reflects fair value.

         The Money Market Funds use the amortized cost method of valuing their securities. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact fluctuating interest rates have on the market value of the security. If the Board of Trustees determines that the deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take appropriate steps to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten the average portfolio maturity of a Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. There can be no assurance that a Money Market Fund will maintain a stable net asset value of $1.00 per Share.

         Most international securities held by the Global Asset Allocation Fund are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless SBCL under the supervision of the Board of Trustees determines such method does not represent fair value.

         For further information about the valuation of investments, see the Statement of Additional Information.

                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

         Shares are sold on a continuous basis by the Group's Distributor, BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

PURCHASES OF TRUST SHARES

         Trust Shares may be purchased through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of Customers of SBCL or one of its affiliates (individually a "Bank" and collectively the "Banks") or other financial service providers approved by the Distributor.

         Shares of the Group sold to the Banks acting in a fiduciary, advisory, custodial (other than for individual retirement accounts), or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to Shares so sold, it is the responsibility of the Banks to transmit purchase or redemption orders to the Distributor and to deliver Federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers.

         Trust Shares are sold at the net asset value purchase next determined after receipt by the Distributor of a purchase order in good form. See "VALUATION OF SHARES." There is no sales charge imposed by the Group in connection with the purchase of the Group's Trust Shares.

         The minimum initial investment is $100,000, except for purchases by employees of SBCL, in which case the minimum initial investment is $500, or $50 if part of the Group's automatic investment plan, as described below. There is no minimum subsequent investment requirement. There is no limit on the amount of Trust Shares that may be purchased.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

         Purchases of Trust Shares of the Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for a Fund received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time.

         An order to purchase Trust Shares of a Money Market Fund will be deemed to have been received by the Distributor when federal funds are available to the Group's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of a Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Group's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of a Money Market Fund.

         Shares of a Money Market Fund purchased before 4:00 p.m., Eastern time, begin earning dividends on the same Business Day. All Shares of a Money Market Fund continue to earn dividends through the day before their redemption.

         Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Group. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

         The Group reserves the right to reject any order for the purchase of its Trust Shares in whole or in part, including purchases made with foreign drafts or checks. The Group will not accept third party checks for investment.

         Please contact SBCL or your Participating Organization regarding proper instructions and information to purchase or redeem Shares by check or wire. Shareholders may also execute telephone transactions as explained below.

AUTO INVEST PLAN

         Sanwa Mutual Funds Group's Auto Invest Plan enables those Shareholders who are employees of SBCL to make regular purchases of Trust Shares through an automatic deduction from their bank accounts. With Shareholder authorization, the BISYS Fund Services, Inc.(the "Transfer Agent") will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Trust Shares at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $50 per Fund; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or submit a subsequent written request to the Transfer Agent. To change the Auto Invest Plan instructions or to discontinue the feature, a Shareholder request must be made in writing to the Sanwa Mutual Funds Group, P.O. Box XXXXXX, Columbus, Ohio XXXXX-XXXX. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

EXCHANGE PRIVILEGE

         Trust Shares of each Fund may be exchanged for Trust Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Trust Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Trust Shares of each Fund may be exchanged for Class A Shares in instances where the Shareholder ceases to be eligible to purchase Trust Shares.

         The Group does not impose a fee for processing exchanges of its Trust Shares. Shareholders may exchange their Trust Shares for Trust Shares of another Fund on the basis of the relative net asset value of the Shares exchanged.

         An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange.

         A Shareholder wishing to exchange Trust Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 4:00 p.m. (Eastern time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the class of Shares of such other Fund may legally be sold. The Group reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days written notice.

         The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four substantive exchange redemptions from a Fund during any calendar year. There is a $500 minimum for all exchanges.

AUTO EXCHANGE

         Sanwa Mutual Funds Group Auto Exchange enables Shareholders, who are employees of Sanwa Bank California, to make regular, automatic withdrawals from Trust Shares of a Money Market Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another Sanwa Mutual Fund. With shareholder authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the Shareholder's Money Market Fund account and will automatically invest that amount in Trust Shares of the Fund designated by the Shareholder. In order to participate in the Auto Exchange, Shareholders must have a minimum initial purchase of $[10,000] in their Money Market Fund account and maintain a minimum account balance of $1,000.

         To participate in the Auto Exchange, Shareholders should complete the appropriate section of the Account Registration Form, which can be acquired by calling the Distributor. To change the Auto Exchange instructions or to discontinue the feature, a Shareholder must send a written request to the Sanwa Mutual Funds Group, P.O. Box XXXXX, Columbus, Ohio XXXXX-XXXX. The Auto Exchange may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

         Shareholders may redeem their Trust Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

         Each Fund reserves the right to redeem a shareholder's Trust Shares if the shareholder does not maintain a balance of [$25,000] in the Trust Shares of that Fund. Alternatively, the Fund may charge a shareholder whose account falls below the minimum a fee of [$_______]. Employees of SBCL will not be required to maintain a minimum balance in Trust Shares of the Funds.

REDEMPTION BY MAIL

         A written request for redemption must be received by the Group in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record; or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s); or (c) a redemption check is to be mailed to an address that has not been on the Group's books for sixty days. The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. A notary public will not be accepted as a signature guarantee. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee.

See "Redemption by Telephone" for further discussion regarding sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone [only] if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent will reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is presently $[7.00] for each wire redemption. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, contact SBCL or your Participating Organization.

TELEPHONE PROCEDURES

         The Distributor, the Transfer Agent, SBCL and the Group will not be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including purchases, exchanges, and redemptions) effected in accordance with the Group's telephone transaction procedures, upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are followed, the Group will not be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may mail redemption requests to the Group.

PAYMENTS TO SHAREHOLDERS

         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Group will attempt to honor requests from Shareholders for next Business Day payments if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Group or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Money Market Funds will attempt to honor requests from Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 4:00 p.m. Eastern time, on a Business Day or, if the request for redemption is received after 4:00 p.m. Eastern time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         In some instances, a Fund may be requested to redeem Shares for which it has not yet received good payment. Under such circumstances, the Group may delay forwarding the proceeds until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption, investors should purchase Shares by certified check or by wire transfer. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the 1940 Act.

                               DIVIDENDS AND TAXES

         Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.

         Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. government securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. government securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         The net investment income of each Money Market Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Money Market Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. However, any such capital gains will be distributed no more than twice a year after deduction for any available capital loss carryforward.

         The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares due to the Distribution and Shareholder Services Plan fee applicable to Class A Shares.

         A dividend on the Shares of the Investment Grade Bond Fund is declared daily and paid monthly. A dividend on the Shares of the Global Asset Allocation Fund is declared and paid annually. A dividend on the Shares of the Equity Fund is declared and paid monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record after deduction for any available capital loss carry forward.

         A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Sanwa Mutual Funds Group, P.O. Box XXXX, Columbus, Ohio XXXXX-XXXX, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, and so-designated by the Funds may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

         Dividends that are derived from interest on a Fund's investments in U.S. government securities may be eligible for exemption from the state and local taxes of certain jurisdictions, although state and local tax authorities may not agree with this view. However, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

         The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund.

TAX CONSIDERATIONS RELATING TO THE
GLOBAL ASSET ALLOCATION FUND

         Dividends and certain interest income earned by the Global Asset Allocation Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Global Asset Allocation Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a Fund makes the election, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from federal taxable income.

         Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

                     MANAGEMENT OF SANWA MUTUAL FUNDS GROUP

TRUSTEES OF THE GROUP

         The Board of Trustees of the Group has overall responsibility for the Funds. The Board of Trustees is elected by the Shareholders. There are currently [FIVE] Trustees, two of whom are "interested persons" of the Group within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Group to supervise its day-to-day operations.

INVESTMENT ADVISER

         SBCL serves as Investment Adviser of each Fund. SBCL is a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan. Its principal offices are located at 601 South Figueroa Street, Los Angeles, California 90017.

         Established in 1972, SBCL provides a full range of personal and business banking services through a network of more than 100 branches and offices statewide. As of _____________, 1997, SBCL had nearly [_______] of assets under management.

         Subject to the general supervision of the Group's Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, SBCL manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.

         Under an investment advisory agreement between the Group and SBCL, the fee payable to SBCL by each Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty one-hundredths of one percent (0.30%) of the Prime Money Market Fund's average daily net assets; twenty one-hundredths of one percent (0.20%) of the U.S. Treasury Obligations Fund's average daily net assets; sixty one-hundredths of one percent (0.60%) of the Investment Grade Bond Fund's average daily net assets; ninety one-hundredths of one percent (0.90%) of the Global Asset Allocation Fund's average daily net assets; and seventy five one-hundredths of one percent (0.75%) of the Equity Fund's average daily net assets, or (b) such fee as may from time to time be agreed upon by the Group and SBCL. The fee agreed to from time to time by the Group and SBCL may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.

         The Funds are managed by a committee of portfolio managers, assistant portfolio managers and analysts employed and supervised by SBCL. All investment decisions are made by the committee and no single person is primarily responsible for making recommendations to the committee. The committee meets regularly to review portfolio holdings and to discuss purchase and sale activity. The committee adjusts holdings in the portfolio as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio managers of the committee may also adjust portfolio holdings of each Fund as necessary between team meetings.

ADMINISTRATOR AND DISTRIBUTOR

         BISYS Fund Services, Inc. is the administrator for each Fund and also acts as the Group's principal underwriter and distributor (the "Administrator" or the "Distributor"), under agreements approved by the Group's Board of Trustees. BISYS Fund Services, Inc. is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

         The Administrator generally assists in all aspects of a Fund's administration and operation. Under a management and administration agreement between the Group and the Administrator, the fee payable by a Fund to the Administrator for management administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of a Fund's average daily net assets or (b) such fee as may from time to time be agreed upon by the Group and the Administrator. A fee agreed to from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.

EXPENSES

         SBCL and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Group, Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the Transfer Agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A Shares and Trust Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A Shares, other than in accordance with the relative net asset value of the class, are expenses under the Group's Distribution and Shareholder Services Plan ("Distribution Plan") which relate only to the Class A Shares.

         The organizational expenses of each Fund have been capitalized and are being amortized in the first five years of each Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

DISTRIBUTION PLAN

         The Distribution Plan contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Group's Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

BANKING LAWS

         SBCL believes that it possesses the legal authority to perform the investment advisory services for the Group contemplated by its investment advisory agreement with the Group and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Group. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which SBCL could continue to perform such services for the Group. See "MANAGEMENT OF SANWA MUTUAL FUNDS GROUP--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

                               GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES

         The Group was organized as a Massachusetts business trust on April 7, 1997 and commenced operations on _______________, 1997. The Group has an unlimited number of authorized Shares of beneficial interest which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into five series of Shares, one for each of the following Funds: the Sanwa Prime Money Market Fund, the Sanwa U.S. Treasury Obligations Fund, the Sanwa Investment Grade Bond Fund, the Sanwa Global Asset Allocation Fund, and the Sanwa Equity Fund. Each Fund offers to the public two classes of shares: Class A and Trust Shares. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).

         Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, Shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, and (iii) only the holders of Class A Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Group or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Group or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Group or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Group or such Fund.

         Overall responsibility for the management of the Group is vested in the Board of Trustees. See "MANAGEMENT OF SANWA MUTUAL FUNDS GROUP--Trustees of the Group." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Group and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

         Although the Group is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Group's outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Group. Shareholder inquiries should be directed to the Secretary of the Group at 3435 Stelzer Road, Columbus, Ohio 43219.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

         _______________, serves as Custodian for the Group.

         BISYS Fund Services, Inc. serves as transfer agent for and provides fund accounting services to the Group.

OTHER CLASSES OF SHARES

         In addition to Trust Shares, the Group also offers Class A of each Fund. Class A Shares are offered to the general public at net asset value and are subject to a Distribution and Shareholder Services Plan fee.

PERFORMANCE INFORMATION

         GENERAL. From time to time, a Money Market Fund's annualized "yield" and "effective yield" and total return for Trust Shares may be presented in advertisements, sales literature and shareholder reports. The "yield" of a Money Market Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Group and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of the assumed reinvestment.

         Total return is calculated for the past year and the period since the establishment of each Money Market Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         From time to time performance information of the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated for the period since the establishment of a Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund earned during a recent 30-day period by the Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

         Each Fund may also present its average annual total return, aggregate total return, yield and/or tax equivalent yield, as the case may be, excluding the effect of a sales charge, if any.

         The Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. The Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A Shares for the same period.

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Group's performance information.

         Further information about the performance of a Fund is contained in that Fund's annual report to Shareholders, which may be obtained without charge by calling (800) XXX-XXXX.

         PAST PERFORMANCE. Each of the Prime Money Market Fund, the Investment Grade Bond Fund, and the Equity Fund commenced operations on October __, 1997 subsequent to the transfer of assets by a common or collective trust fund (a "Portfolio") to a Fund in exchange for shares of that Fund (the "Transfer"). Each Fund's portfolio of investments on October , 1997 was the same as a Portfolio's immediately prior to the Transfer. The Portfolios that transferred assets to each Fund are:

         COMMON/COLLECTIVE PORTFOLIO                                   SANWA FUND
ITS Money Market Fund (Collective) [A] Portfolio                    Prime Money Market Fund
ITS Bond Investment Fund (Collective) and
PFS Bond Investment Fund (Common) [B] Portfolio                     Investment Grade Bond Fund
ITS Common Stock Investment Fund (Collective) and
PFS Common Stock Investment Fund (Common) [C] Portfolio             Equity Fund

         None of the Portfolios are a registered investment company as each Portfolio is exempt from registration under the 1940 Act. Since, in a practical sense, each Portfolio constitutes a "predecessor" of a Fund, for periods commencing prior to the Transfer, each Fund calculates performance based on the Portfolio's performance adjusted to reflect the deduction of the applicable Fund or class fees and expenses as stated in the Fee Table in that Fund's or class' prospectus (i.e., adjusted to reflect anticipated expenses, net of management and administrative fee waivers). These fees and expenses include any applicable Rule 12b-1 fees.

         Each Fund from time to time may advertise certain investment performance figures, as discussed below. These figures are based on historical earnings, but past performance data is not necessarily indicative of future performance of the Fund.

                                            AVERAGE ANNUAL TOTAL RETURN
                                                AS OF JUNE 30, 1997
Common/Collective Portfolio         1 year    3 years     5 years    10 years
---------------------------         ------    -------     -------    --------
[A] Portfolio(1)                    5.07%      5.12%        4.36%      5.89%
[B] Portfolio                       6.84%      2.47%(2)      N/A        N/A
[C] Portfolio                      32.62%     26.98%       24.88%(3)    N/A

(1) The 7-day yield, 7-day effective yield and 30-day yield for the Prime Money Market Fund's predecessor, [A] Portfolio, as of June 30, 1997 were 5.12%, 5.25% and 5.11% respectively.

(2) Since the date that the Investment Grade Bond Fund's predecessor's investment objective and policies were amended to be consistent with those of the Investment Grade Bond Fund: January 31, 1996.

(3) Since the date that the Equity Fund's predecessor's investment objective and policies were amended to be consistent with those of the Equity Fund:
     March 31, 1994.

         The above-quoted performance data includes the performance of each Portfolio for the period before the Funds commenced operations adjusted to reflect the deduction of fees and expenses applicable to the Trust Shares of each Fund (i.e., adjusted to reflect anticipated expenses, net of management and administrative fee waivers). The Portfolios were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the 1940 Act. If a Portfolio had been registered under the 1940 Act, its performance may have been adversely affected.

MISCELLANEOUS

         Shareholders will receive unaudited semi-annual reports describing the investment operations of their Fund(s) and annual financial statements audited by independent public accountants.

         Inquiries regarding the Group may be directed in writing to the Group at the following address: the Sanwa Mutual Funds Group, P.O. Box XXXXX, Columbus, Ohio XXXXX- XXXX or by calling toll free (800) XXX-XXXX.

                               INVESTMENT ADVISER
                              Sanwa Bank California
                        Investment Management Department
                             601 S. Figueroa Street
                          Los Angeles, California 90017

                          ADMINISTRATOR AND DISTRIBUTOR
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                  LEGAL COUNSEL
                                  Ropes & Gray
                               One Franklin Square
                               1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005

                                 TRANSFER AGENT
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                    AUDITORS
                                  Ernst & Young

                                    CUSTODIAN

                                 ---------------

                              CROSS REFERENCE SHEET
                              ---------------------

                     PROSPECTUS FOR SANWA MUTUAL FUNDS GROUP
                     ---------------------------------------

                                 CLASS A SHARES
                                 --------------

Part A Item                                                       Prospectus Caption
-----------                                                       ------------------
Cover Page....................................................    Cover Page

Synopsis......................................................    Prospectus Summary; Fee Table

Condensed Financial Information...............................    Inapplicable

General Description
   of Registrant..............................................    Prospectus Summary; Investment
                                                                  Objective and Policies; General
                                                                  Information - Description of the Group
                                                                  and Its Shares

Management of Sanwa
   Mutual Funds Group.........................................    Management of Sanwa Mutual Funds
                                                                  Group; General Information

Management's Discussion of
  Fund Performance............................................    Inapplicable

Capital Stock and
   Other Securities...........................................    Sanwa Mutual Funds Group; How to
                                                                  Purchase and Redeem Shares;
                                                                  Dividends and Taxes; General
                                                                  Information - Description of the Group
                                                                  and Its Shares; General Information -
                                                                  Miscellaneous
Purchase of Securities
   Being Offered..............................................    Valuation of Shares; How to Purchase
                                                                  and Redeem Shares

Redemption or Repurchase......................................    How to Purchase and Redeem Shares

Pending Legal Proceedings.....................................    Inapplicable

                               MONEY MARKET FUNDS
                               ------------------

                             Prime Money Market Fund
                         U.S. Treasury Obligations Fund

                                    BOND FUND
                                    ---------

                           Investment Grade Bond Fund

                                  BALANCED FUND
                                  -------------

                          Global Asset Allocation Fund

                                   STOCK FUND
                                   ----------

                                   Equity Fund

                                 CLASS A SHARES

                              SANWA BANK CALIFORNIA
                               INVESTMENT ADVISER

                            BISYS FUND SERVICES, INC.
                          ADMINISTRATOR AND DISTRIBUTOR

                       PROSPECTUS DATED [_________], 1997

                                TABLE OF CONTENTS

                                                                                                            Page
                                                                                                            ----
Prospectus Summary......................................................................................
Fee Table...............................................................................................
Investment Objective and Policies.......................................................................
Valuation of Shares.....................................................................................
How to Purchase and Redeem Shares.......................................................................
Dividends and Taxes.....................................................................................
Management of Sanwa Mutual Funds Group..................................................................
General Information.....................................................................................

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE GROUP OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE GROUP OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            SANWA MUTUAL FUNDS GROUP

3435 Stelzer Road                                 For current yield, purchase,
Columbus, Ohio 43219                               and redemption information,
Investment Adviser: Sanwa Bank California                  call (800) XXX-XXXX
                                                   TDD/TTY call (800) XXX-XXXX

         THE SANWA MUTUAL FUNDS GROUP (the "Group") is an open-end management investment company consisting of five separate investment funds (each a "Fund," and collectively, the "Funds"). Each Fund offers multiple classes of units of beneficial interest ("Shares").

         THE SANWA PRIME MONEY MARKET FUND (the "Prime Money Market Fund") seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

         THE SANWA U.S. TREASURY OBLIGATIONS FUND (the "U.S. Treasury Obligations Fund"), seeks current income consistent with liquidity and stability of principal. The Fund intends to invest exclusively in short-term obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities.

AN INVESTMENT IN THE PRIME MONEY MARKET FUND OR THE U.S. TREASURY OBLIGATIONS FUND (TOGETHER, THE "MONEY MARKET FUNDS") IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         THE SANWA INVESTMENT GRADE BOND FUND (the "Investment Grade Bond Fund") seeks a high level of income, consistent with preservation of capital.

         THE SANWA GLOBAL ASSET ALLOCATION FUND (the "Global Asset Allocation Fund") seeks a balance of income and long-term capital appreciation. The Fund intends to invest in a mix of U.S. and international stocks, bonds, and cash equivalents using a disciplined asset allocation approach.

         THE SANWA EQUITY FUND (the "Equity Fund") seeks long-term capital growth. The Fund intends to invest in the common stocks of corporations representing a broad cross section of the U.S. economy. The Fund expects to have a level of risk commensurate with that represented by a broadly diversified portfolio of U.S. common stocks, such as the Standard & Poor's 500 Index.

         This Prospectus relates to the Class A Shares of the Group, which are offered to the general public. Through a separate prospectus, the Group also offers Trust Shares to Sanwa Bank California and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial (other than for individual retirement accounts) or similar capacity. A Statement of Additional Information, dated ________, 1997 (as may be amended from time to time), has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information and the prospectus relating to the Trust Shares are available without charge by writing or by calling the Group at the address or telephone number shown above.

         This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference.

         SHARES OF THE SANWA MUTUAL FUNDS GROUP ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, SANWA BANK CALIFORNIA, ANY OF ITS AFFILIATES, OR ANY OTHER BANK. SUCH SHARES ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is [___________], 1997.

                               PROSPECTUS SUMMARY

The Group            Sanwa Mutual Funds Group (the "Group"), a Massachusetts
                     business trust, is a diversified open-end management investment company which currently consists of five separately managed Funds. Each Fund offers to the public two classes of Shares: Class A and Trust Class. This prospectus relates to only the Class A Shares.

Investment Objective THE PRIME MONEY MARKET FUND seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

                     THE U.S. TREASURY OBLIGATIONS FUND seeks current income consistent with liquidity and stability of principal.

                     THE INVESTMENT GRADE BOND FUND seeks a high level of income, consistent with preservation of capital.

                     THE GLOBAL ASSET ALLOCATION FUND seeks a balance of income and long-term capital appreciation.

                     THE EQUITY FUND seeks long-term capital growth.

Investment Risks     There can be no assurance that any Fund will achieve its
                     investment objective. Each Fund's net asset value or performance may vary daily, reflecting fluctuations in the market value of its portfolio holdings, interest rate levels, and market conditions. The Prime Money Market Fund, the Investment Grade Bond Fund, and the Global Asset
                     Allocation Fund may invest in foreign securities which entails certain risks. See "Foreign Securities."

Offering Price       The public offering price of the Prime Money Market Fund
                     and the U.S. Treasury Obligations Fund is equal to that Fund's net asset value per Class A Share, which each Fund will seek to maintain at $1.00.

                     The public offering price of the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund is equal to that Fund's net asset value per Class A Share. See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Class A Shares."

Maximum Purchase     For Class A Shares there is no maximum purchase.  See "HOW
                     TO PURCHASE AND REDEEM SHARES -- Purchases of Class A
                     Shares."

Minimum Purchase     For Class A Shares there is a $1,000 minimum initial
                     investment, or a $50 minimum initial investment if investing through the Group's Automatic Investment Plan, and a $50 minimum investment for subsequent purchases. See
                     "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Class A
                     Shares."

Investment Adviser   Sanwa Bank California ("SBCL"), Los Angeles, California.

Dividends            The Prime Money Market Fund, the U.S. Treasury Obligations
                     Fund, and the Investment Grade Bond Fund declare dividends daily and pay such dividends monthly. The Global Asset
                     Allocation Fund declares and pays dividends annually. The
                     Equity Fund declares and pays dividends monthly.

Distributor          BISYS Fund Services, Inc., Columbus, Ohio.

                                    FEE TABLE

         The following tables are intended to assist investors in understanding the expenses associated with investing in Class A Shares of the Funds.

                                      PRIME            U.S. TREASURY     INVESTMENT
                                      MONEY MARKET     OBLIGATIONS       GRADE BOND     GLOBAL ASSET        EQUITY
                                      FUND             FUND              FUND           ALLOCATION FUND     FUND
                                      ----             ----              ----           ---------------     ----
                                      CLASS A          CLASS A           CLASS A        CLASS A             CLASS A
                                      -------          -------           -------        -------             -------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load on Purchases       0%               0%                0%             0%                  0%
Maximum Sales Load on
  Reinvested Dividends                0%               0%                0%             0%                  0%
Maximum Deferred Sales Load           0%               0%                0%             0%                  0%
Redemption Fees(2)                    $0               $0                $0             $0                  $0
Exchange Fee                          $0               $0                $0             $0                  $0
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)(3)
Management Fees (after voluntary
  fee reductions)                     0.20%            0.10%             0.50%          0.80%               0.65%
12b-1 Fee                             0.25%            0.25%             0.25%          0.25%               0.25%
Other Expenses(4)                     0.38%            0.41%             0.39%          0.64%               0.40%
                                      -----            -----             -----          -----               -----
Total Fund Operating Expenses
  (after voluntary fee reductions)    0.83%            0.76%             1.14%          1.69%               1.30%
                                      =====            =====             =====          =====               =====

---------------------
1 A Participating Organization or Bank (as defined in this Prospectus) may charge a Customer's (as defined in this Prospectus) account fees for automatic investments, exchanges, and other investment management services provided in connection with investment in Class A Shares of a Fund. See "HOW TO PURCHASE AND REDEEM SHARES--"Purchases of Class A Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege."

2 A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone."

3 SBCL has agreed to voluntarily reduce the amount of its investment advisory fee through the end of the Fund's initial fiscal year. Absent the voluntary reduction of investment advisory fees, Management Fees and Total Operating Expenses as a percentage of average daily net assets for Class A Shares would be 0.30% and 0.93%, respectively, for the Prime Money Market Fund; 0.20% and 0.86%, respectively, for the U.S. Treasury Obligations Fund; 0.60% and 1.24%, respectively, for the Investment Grade Bond Fund; 0.90% and 1.79%, respectively, for the Global Asset Allocation Fund; and 0.75% and 1.40%, respectively, for the Equity Fund.

4 "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:

You would pay the following expenses on a $1,000 investment in Class A Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                          1 YEAR          3 YEARS
                                                          ------          -------
Prime Money Market Fund                                    $8             $26
U.S. Treasury Obligations Fund                             $8             $24
Investment Grade Bond Fund                                $12             $36
Global Asset Allocation Fund                              $17             $53
Equity Fund                                               $13             $41

         These tables are intended to assist investors in understanding the various costs and expenses associated with investing in the Funds. See "MANAGEMENT OF SANWA MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Class A Shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD Rules.

                       INVESTMENT OBJECTIVES AND POLICIES

MONEY MARKET FUNDS

         Each Money Market Fund will endeavor to achieve its investment objective by investing in a portfolio of high-quality money market instruments which complies with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which the Money Market Funds invest will be deemed to have maturities of 397 days or less. The average dollar weighted maturity of each Money Market Fund's portfolio will not exceed 90 days. See "VALUATION OF SHARES" and the Statement of Additional Information for a further explanation of the amortized cost valuation method.

         All securities acquired by the Money Market Funds will be determined at the time of purchase, under guidelines established by the Group's Board of Trustees, to present minimal credit risks. Under the guidelines adopted by the Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, SBCL may be required to dispose of an obligation held in a Fund's portfolio if there is an indication that the instrument's credit quality has diminished, such as where a nationally recognized statistical ratings organization ("NRSRO") downgrades an obligation to below the second highest rating category or in the event of a default relating to the financial condition of the issuer.

PRIME MONEY MARKET FUND

         The investment objective of the Prime Money Market Fund is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal. The Fund will invest in certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements, other money market securities, short-term corporate, state, and municipal obligations that are rated in the top two tiers by an NRSRO or, if unrated, are of comparable quality. The Fund also invests in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government or by an agency of the U.S. government (certain agency securities are not backed by the full faith and credit of the U.S. government).

U.S. TREASURY OBLIGATIONS FUND

         The investment objective of the U.S. Treasury Obligations Fund is to seek current income consistent with liquidity and stability of principal. Under normal market conditions, the Fund will invest exclusively in short-term obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by U.S. Treasury securities.

INVESTMENT GRADE BOND FUND

         The Investment Grade Bond Fund seeks a high level of income, consistent with preservation of capital. To achieve this objective, the Fund intends to invest in a broad range of fixed income securities, including U.S. Treasury securities (bonds, notes, and bills), U.S. agency securities, mortgage related securities, corporate securities, preferred stocks, depository institution obligations, and repurchase agreements. Under normal market conditions, the Fund will invest at least 80% of its net assets in investment grade securities, as determined by NRSRO ratings, or if unrated, as determined by SBCL to be of comparable quality.

         The Fund will invest in a varying combination of cash, U.S. Treasury securities, U.S. agency securities, mortgage related securities, and corporate securities which are all issued in U.S. dollars. In pursuing its investment objective, the Fund expects that its portfolio will be characterized by investment risk that is similar to that of a theoretical broadly diversified domestic investment grade bond portfolio, such as a portfolio structured to match the Salomon Broad Investment Grade Index or the Lehman Aggregate Index.

         SBCL uses its proprietary, quantitative fixed income security selection strategy to determine the optimal combination of investments in the portfolio. SBCL will use a variety of quantitative investment models and risk management systems to identify the optimal interest rate, credit, and convexity exposure at any point in time. SBCL seeks the fixed income sectors and/or securities with high expected relative return premiums, adjusted for risk. Fundamental valuation, macroeconomic, technical and risk measures are all employed to determine the expected relative return premium for each sector and/or security. Once the attractiveness of the various investment sector and individual security alternatives is determined, the portfolio is constructed so as to overweight those sectors and/or securities with the most-favorable prospects, according to the current quantitative analysis.

         In order to execute its strategy in an efficient manner, SBCL may utilize bond index futures contracts in representing various yield curve sectors. The Fund will use futures contracts to provide an efficient means of achieving exposure to the fixed income markets. Futures contracts may be used to provide liquidity, gain broad market exposure, and hedge unwanted interest rate exposure. SBCL will not use futures to leverage the Fund's holdings.

         The Fund may invest up to 20% of its net assets in non-investment grade debt securities, preferred stocks and convertible securities. In the event that a security held by the Fund is downgraded, the Fund may continue to hold such security until such time as SBCL deems it to be advantageous to dispose of the security.

         The Fund may hold securities of foreign issuers, provided such securities are denominated in U.S. dollars. The Fund may also invest in bond (interest rate) options to a limited extent. See "Investment Objective and Policies--Specific Investment Policies."

GLOBAL ASSET ALLOCATION FUND

         The investment objective of the Global Asset Allocation Fund is to seek a balance of income and long-term capital appreciation. Through the use of a disciplined asset allocation approach, the Fund intends to invest in, and assume a level of risk commensurate with, a globally diversified portfolio of stocks, bonds, and cash equivalents. By systematically diversifying across countries, currencies, and asset classes (stocks and bonds), the Fund pursues its capital appreciation goals while seeking to control portfolio risk.

         The Fund will invest in a varying combination of stocks, bonds, and cash selected primarily from major markets such as: the United States, Japan, the U.K., Germany, France, Switzerland, Spain, Canada and Australia.
The Fund may also invest in other markets, including emerging markets.

         Under normal circumstances, at least 65% of the Fund's net assets will be invested in securities representing at least three different countries, including the United States.

         SBCL uses its proprietary, quantitative global tactical asset allocation, global currency allocation, and global sector rotation strategies to determine the optimal combination of investments in the portfolio. SBCL will use a variety of quantitative investment models to identify the country, sector, and asset classes deemed most attractive. SBCL seeks those sectors, asset classes, countries, and currencies with a high expected relative return premium, adjusted for risk. Fundamental valuation, macroeconomic, technical, and risk measures are all employed to determine the expected relative return premium for each country, currency, asset class, and sector. Once the relative attractiveness of the various investment class alternatives is determined, the portfolio is constructed so as to overweight those countries, currencies, sectors, and asset classes with the most favorable prospects, according to the current quantitative analysis.

         In evaluating equity exposure, SBCL attempts to assess the relative value of each country's market in the aggregate. SBCL may overweight the Fund's investments in a few selected countries and/or asset classes. The Fund typically will not deviate by more than 20% from the market capitalization weights of the respective individual equity markets.

         Investments will also include direct investments in short-term or long-term government bonds, and U.S. and foreign cash equivalents. Bonds in the Fund's portfolio are expected to range in maturity from one to thirty years.

         In order to execute its strategy in an efficient manner, SBCL may utilize equity index, bond index, and currency futures contracts in the various countries. The Fund will use futures contracts to provide an efficient means of achieving broad market exposure to the stock, fixed income and currency markets of a particular country, to provide liquidity, and to facilitate asset allocation shifts. Currency futures provide an efficient vehicle for hedging foreign exchange exposure. By investing in a stock index futures contract the Fund is exposed to an index of stocks without buying each underlying security in that index. SBCL will not use futures to leverage the Fund's holdings. See "Options and Futures" in the Statement of Additional Information for a more detailed discussion of the risks associated with investment in futures contracts.

EQUITY FUND

         The Equity Fund's investment objective is to seek long-term capital growth. The Fund intends to invest in the common stocks of corporations from a broad cross section of the U.S. economy. The Fund expects to assume a level of risk commensurate with that represented by a broadly diversified portfolio of U.S. common stocks, such as that measured by the S&P 500 Index. Under normal market conditions, the Fund will invest at least 65% of its net assets in common stocks.

         Equity investments are chosen based upon SBCL's proprietary, quantitatively-disciplined stock selection models. A combination of valuation, growth, technical, and risk measures are used to rank a universe of approximately 1,000 U.S. equity issues. The issues assigned the most attractive overall composite ratings are those which are deemed to have greater potential for price appreciation over a short-to-intermediate term horizon. The portfolio is then constructed so that the aggregate investment characteristics of the Fund are similar to those of the S&P 500 Index. These characteristics include such measures as economic sector diversification, P/E ratio, dividend yield, and market "beta" (or sensitivity). However, while maintaining aggregate investment characteristics similar to those of the S&P 500 Index, the Fund seeks to invest in individual common stocks -- including stocks which may not be part of that Index -- which SBCL believes hold a greater potential for price appreciation. There can be no assurance that the Fund's investment performance will meet or exceed that of the S&P 500 Index.

         Although the Fund normally intends to be fully invested in common stocks, it may invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity in order to meet shareholder redemptions.

         The Fund may also utilize equity index futures for the dual purpose of providing an adequate level of liquidity to the Fund and ensuring that cash balances achieve equity-like returns. This "equitization" of short-term cash balances will assist the Fund to meet its investment objective. By investing in a stock index futures contract the Fund is exposed to an index of stocks without buying each underlying security in that index. Under no circumstances will the market exposure of futures contracts exceed 30% of the

Fund's net assets. SBCL will not use futures to leverage the Fund's holdings. See "Options and Futures" in the Statement of Additional Information for a more detailed discussion of the risks associated with investments in futures contracts.

ALL FUNDS

         The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous"). There can be no assurance that a Fund will achieve its investment objective.

SPECIFIC INVESTMENT POLICIES

         The Funds invest in a variety of securities and employ a number of investment practices. Each security and investment practice involves certain risks. This table shows the securities and investment practices utilized by the Funds and the risks inherent in their use. For a more complete discussion of each instrument and its attendant risks, consult the Funds' Statement of Additional Information.

         #      Percent of total assets under normal market conditions
         x/     No policy limitation on usage
         -      Not permitted
         +      For temporary defensive purposes may constitute 100 percent of total assets

                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
INVESTMENT PRACTICES
--------------------
AND SECURITIES
--------------
ASSET BACKED SECURITIES.  Securities secured by                 x/          __            x/            35          35
company receivables, home equity loans, truck and auto
loans, leases, credit card receivables and other securities
backed by receivables or assets.  Credit, interest rate,
opportunity and pre-payment risks.

BANKERS' ACCEPTANCES.  Bills of exchange or time                25          __            35+           35+        35+
drafts drawn on and accepted by a commercial bank.
Credit risk.

BORROWINGS.(1)  The borrowing of money from banks or            33 1/3      33 1/3        33 1/3        33 1/3     33 1/3
through reverse repurchase agreements.  Leverage and
credit risks.

CERTIFICATES OF DEPOSIT.  Negotiable instruments with a         x/          __            35+           35+        35+
stated maturity.  Credit and liquidity risks.


                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----

COMMERCIAL BONDS.  Debt securities issued by                    x/          __            x/            x/          35
corporations.  Credit and interest rate risk.

COMMERCIAL PAPER AND OTHER SHORT-TERM                           x/          __            35+           35+        35+
OBLIGATIONS.  Short-term promissory notes or other
obligations issued by corporations and other entities.
Credit risk.

COMMON STOCK.  Shares of ownership of a company.                __          __            __            x/          x/
Market risk.

CONVERTIBLE SECURITIES.  Bonds or preferred stock that          __          __            x/            x/          x/
convert to common stock.  Credit, interest rate and
market risks.

CORPORATE BONDS.  Debt securities issued by                     x/          __            x/            x/          35
corporations.  Credit and interest rate risks.
EMERGING MARKET SECURITIES.  Securities of countries            __          __            __            15          __
with emerging economies or securities markets.

Currency, information, liquidity, market and political risks.

FOREIGN SECURITIES.

o        Stocks and bonds of foreign issuers                    __          __            35            x/          35

o        American depository receipts, European                 x/          __            __            x/          35
         depository receipts, global depository receipts
         and other similar global instruments

Currency, liquidity, information, market, natural event and political risks.

FORWARD COMMITMENTS.  The purchase or sale of a                 x/          x/            x/            x/          x/
security with payment and delivery scheduled for a
future time.  Leverage, market and opportunity risks.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.                 __          __            __            50          __
Contractual agreement to purchase or sell one specified
currency for another currency at a specified future date
and price.  Credit, correlation, currency, information,
leverage, liquidity, management, market, opportunity
and political risks.

ILLIQUID SECURITIES.(3)  Securities which may be difficult      10          __            15            15          15
to sell at an acceptable price.  Liquidity, market and
valuation risks.


                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----

INVESTMENT COMPANY SECURITIES. Shares of other mutual funds. SBCL and BISYS Fund Services, Inc.
will reduce certain fees when investing in funds for which it serves as investment and adviser or administrator. (Investments in any one fund will not exceed 5% of total assets. Investments in all funds will not exceed 10% of total assets.)

o        Money market mutual funds                              10          10            10            10          10

o        Non-money market mutual funds                          __          __            __            10          __

Management and market risks.

MORTGAGE BACKED SECURITIES.(2)  Debt obligations                __          __            x/            35          35
secured by real estate loans and pools of loans,
including such securities as collateralized mortgage
obligations, which are structured pools of mortgage pass
through certificates or mortgage loans, real estate
investment conduits, and stripped mortgage backed
securities.  Mortgage backed securities may have
greater price and yield volatility than traditional fixed-
income securities and their prepayment sensitivity may
range from relatively low to relatively high.  Credit,
interest rate, opportunity and pre-payment risks.

MORTGAGE DOLLAR ROLLS.  A transaction in which a fund           __          __            x/            x/          x/
sells securities for delivery in a current month and
simultaneously contracts with the same party to
repurchase similar but not identical securities on a
specified future date.  Interest rate, management and
market risks.

MUNICIPAL OBLIGATIONS.  Securities issued by a state or         x/          __            x/            __          __
political subdivision to obtain funds for various public
purposes.  Municipal obligations include participation
certificates in leases, installment purchase contracts and
conditional sales contracts.  Credit, liquidity, political
and tax risks.

OPTIONS AND FUTURES.(1)  Contracts involving the right or       __          __            x/            x/          x/
obligation to deliver or receive assets or money
depending upon the performance of one or more assets
or an economic index.  Currency, correlation, credit,
interest rate, leverage, liquidity, opportunity and market
risks.


                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----
PREFERRED STOCK.  A class of stock that generally pays a        __          __            30            x/          x/
dividend at a specified rate and has preference over
common stock in the payment of dividends and
liquidation.  Market risk.

REPURCHASE AGREEMENTS.(1)  The purchase of a security           x/          x/            x/            x/          x/
and the simultaneous commitment to sell it back at an
agreed upon price.  Credit, market and leverage risks.

REVERSE REPURCHASE AGREEMENTS.(1, 4)  The sale of a             x/          x/            x/            x/          x/
security and the simultaneous commitment to buy it
back at an agreed upon price.  Credit, leverage and
market risks.

RESTRICTED SECURITIES.(5)  Securities not registered under      10          __            x/            x/          x/
the Securities Act of 1933.  Market and valuation risks.

RIGHTS AND WARRANTS.  A contract issued by a corporation        __          __            x/            x/          x/
enabling the owner to subscribe to and purchase a
specified number of shares of the corporation at a specified price during a specified period of time. Market and valuation risks.

SECURITIES LENDING.(1)  The lending of securities to           33 1/3      33 1/3        33 1/3        33 1/3      33 1/3
financial institutions, which provide cash or government
securities as collateral.  Credit risk.

SHORT-TERM TRADING. The sale of a security soon after           __          __            x/            x/          x/
its purchase.  A portfolio engaging in such trading will
have higher turnover and transaction expenses.  Market
risk.

SWAPS, CAPS AND FLOORS.(5)  Swaps involve the exchange          __          __            x/            x/          x/
of obligations by two parties.  Caps and floors entitle a
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. Correlation,
credit, interest rate, liquidity, management, market and
opportunity risks.

TIME DEPOSITS.  Non-negotiable receipts issued by a             x/          __            35+           35+        35+
bank in exchange for the deposit of funds.  Liquidity
risk.

U.S. GOVERNMENT SECURITIES.  Short-term debt                    x/          x/            x/            x/         35+
instruments issued or guaranteed by the U.S. Treasury
or by an agency or instrumentalities of the U.S.
government.  Credit risk.


                                                               PRIME       U.S.       INVESTMENT      GLOBAL
                                                               MONEY     TREASURY        GRADE         ASSET
                                                              MARKET    OBLIGATIONS      BOND       ALLOCATION    EQUITY
                                                               FUND        FUND          FUND          FUND        FUND
                                                               ----        ----          ----          ----        ----

VARIABLE AND FLOATING RATE INSTRUMENTS.  Obligations            x/          x/            x/            x/          __
with a yield that is reset on a periodic basis and loosely
correlated to changes in money market interest rates,
including variable and floating rate notes and bonds.
Credit, interest rate and liquidity risks.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES.  The                x/          x/            x/            x/          x/
purchase or sale of securities for delivery at a future
date.  Leverage, market and opportunity risks.

         1 Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.

         2 The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a-7.

         3 Each Fund's liquidity limit is calculated as a percentage of its net assets.

         4 Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.

         5 Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.

TYPES OF INVESTMENT RISK

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK. Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

         o HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that a Fund's hedging transactions will be effective.

         o SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This risk is common to all mutual funds.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK. The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

PRE-PAYMENT RISK. Early repayment of principal and interest will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee.

TAX RISK. The risk that the issuer of tax-exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

VALUATION RISK. The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

PORTFOLIO TURNOVER

         It is presently anticipated that the portfolio turnover rate of the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund will not exceed 100%, 200%, and 200%, respectively. High portfolio turnover rates will generally result in higher transaction costs to a Fund and may result in higher levels of taxable realized gains to a Fund's shareholders.

                             INVESTMENT RESTRICTIONS

         The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund ("fundamental policies"). These fundamental policies (including those noted by Footnote 1 in the chart above) are set forth in their entirety in the Funds' Statement of Additional Information.

                               VALUATION OF SHARES

         The net asset value of each Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each Business Day ("Valuation Times"). For each Money Market Fund, a "Business Day" constitutes (i) any day on which the Federal Reserve Bank is open and the New York Stock Exchange (the "NYSE") is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. For each Fund, other than the Money Market Funds, a Business Day is (i) any day on which the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.

         The securities in each Fund, other than the Money Market Funds, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Group believes accurately reflects fair value.

         The Money Market Funds use the amortized cost method of valuing their securities. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact fluctuating interest rates have on the market value of the security. If the Board of Trustees determines that the deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take appropriate steps to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten the average portfolio maturity of a Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. There can be no assurance that a Money Market Fund will maintain a stable net asset value of $1.00 per Share.

         Most international securities held by the Global Asset Allocation Fund are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless SBCL under the supervision of the Board of Trustees determines such method does not represent fair value.

         For further information about the valuation of investments, see the Statement of Additional Information.

                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

         Shares are sold on a continuous basis by the Group's Distributor, BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Group at (800) XXX-XXXX.

PURCHASES OF CLASS A SHARES

         Class A Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Participating Organizations, including brokers and dealers, under the Group's Distribution and Shareholder Services Plan. See "MANAGEMENT OF SANWA MUTUAL FUNDS GROUP--Distribution Plan."

         Shares of the Group sold to Participating Organizations acting in a fiduciary, advisory, custodial (other than individual retirement accounts), or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis.

         Investors may directly purchase Class A Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) for at least the minimum initial purchase amount, payable to Sanwa Mutual Funds Group, P.O. Box XXXXXX, Columbus, Ohio XXXXX-XXXX. Investors may obtain an Account Registration Form and additional information regarding the Group by contacting their local Sanwa Bank California office or calling (800) XXX-XXXX. Subsequent purchases of Class A Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above address.

         If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares by telephone. Telephone orders may be placed by calling the Group at (800) XXX-XXXX. Payment for Class A Shares ordered by telephone may be made by sending funds electronically to the Group's custodian. To make payments electronically, investors must call the Group at (800) XXX-XXXX to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

         Class A Shares of the Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund are sold at the net asset value next determined after receipt by the Distributor of an order in good form to purchase Shares (see "VALUATION OF SHARES"). In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Group by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

         There is a minimum initial investment of $1,000 for the purchase of Class A Shares of a Fund, and a $50 minimum initial investment for subsequent purchases. The minimum initial investment amount is $50 if purchases are made in connection with qualified retirement plans, systematic investment plans or payroll deduction plans. There is no limit on the amount of Class A Shares that may be purchased.

         Shareholders will be mailed a confirmation of each new transaction in their account. In the case of Class A Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

SANWA MUTUAL FUNDS GROUP INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         The Group makes available IRAs, including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A Shares for an IRA. Sanwa Mutual Funds Group IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         All Sanwa Mutual Funds Group IRA distribution requests must be made in writing to BISYS Fund Services, Inc. (the "Transfer Agent"). Any additional deposits to a Sanwa Mutual Funds Group IRA must distinguish the type and year of the contribution.

         For more information on a Sanwa Mutual Funds Group IRA call the Group at (800) XXX-XXXX. Shareholders are advised to consult a tax adviser on Sanwa Mutual Funds Group IRA contribution and withdrawal requirements and restrictions. Investors should read the Disclosure Statement and Custodial Agreement for further details on eligibility, service fees, and tax implications.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

         Purchases of Class A Shares of the Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for a Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time.

         An order to purchase Class A Shares of a Money Market Fund will be deemed to have been received by the Distributor when federal funds are available to the Group's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of a Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Group's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of a Money Market Fund.

         Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Group. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

         The Group reserves the right to reject any order for the purchase of its Class A Shares in whole or in part, including purchases made with foreign drafts or checks. The Group will not accept third party checks for investment.

         Please call the Group at (800) XXX-XXXX regarding proper instructions and information to purchase or redeem Shares by check or wire. Shareholders may also execute telephone transactions as explained below.

AUTO INVEST PLAN

         Sanwa Mutual Funds Group's Auto Invest Plan enables Shareholders to make regular purchases of Class A Shares through automatic deduction from their bank accounts. With Shareholder authorization, the Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Class A Shares at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $50 per Fund; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or submit a subsequent written request to the Transfer Agent. To change the Auto Invest Plan instructions or to discontinue the feature, a Shareholder request must be made in writing to the Sanwa Mutual Funds Group, P.O. Box XXXXXX, Columbus, Ohio XXXXX-XXXX. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

EXCHANGE PRIVILEGE

         Class A Shares of each Fund may be exchanged for Class A Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Class A Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Class A Shares of each Fund may be exchanged for Trust Shares in instances where the Shareholder becomes eligible to purchase Trust Shares. Depending upon the terms of a particular Customer account, a Participating Organization may charge a fee with regard to such an exchange. Information about such charges will be supplied by the Participating Organization.

         An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange.

         A Shareholder wishing to exchange Class A Shares purchased directly from the Group may do so by contacting the Group at (800) XXX-XXXX or by providing instructions to the Transfer Agent. If not selected on the Account Registration form, the Shareholder will automatically receive exchange privileges. A Shareholder wishing to exchange Class A Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 4:00 p.m. (Eastern time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the class of Shares of such other Fund may legally be sold. The Group reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice.

         The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four substantive exchange redemptions from a Fund during any calendar year. Other than exchanges pursuant to the group's Auto Exchange Plan, there is a $500 minimum for exchanges.

AUTO EXCHANGE

         Sanwa Mutual Funds Group Auto Exchange enables Shareholders to make regular, automatic withdrawals from Class A Shares of a Money Market Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another Sanwa Mutual Fund. With shareholder authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the Shareholder's Money Market Fund account and will automatically invest that amount in Class A Shares of the Fund designated by the Shareholder. In order to participate in the Auto Exchange, Shareholders must have a minimum initial purchase of $[10,000] in their Money Market Fund account and maintain a minimum account balance of $1,000.

         To participate in the Auto Exchange, Shareholders should complete the appropriate section of the Account Registration Form, which can be acquired by calling the Distributor. To change the Auto Exchange instructions or to discontinue the feature, a Shareholder must send a written request to the Sanwa Mutual Funds Group, P.O. Box XXXXX, Columbus, Ohio XXXXX-XXXX. The Auto Exchange may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

         Shareholders may redeem their Class A Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating

Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

         Each Fund reserves the right to redeem a shareholder's Class A Shares if the shareholder does not maintain a balance of [$_______] in the Class A Shares of that Fund. Alternatively, the Fund may charge a shareholder whose account falls below the minimum a fee of [$_______].

REDEMPTION BY MAIL

         A written request for redemption must be received by the Group in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record; (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s); or (c) a redemption check is to be mailed to an address that has not been on the Group's books for sixty days. The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. A notary public will not be accepted as a signature guarantee. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion regarding sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone [ONLY] if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent will reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is presently $[7.00] for each wire redemption. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, contact SBCL or your Participating Organization.

TELEPHONE PROCEDURES

         The Distributor, the Transfer Agent, SBCL and the Group will not be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including purchases, exchanges, and redemptions) effected in accordance with the Group's telephone transaction procedures, upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are followed, the Group will not be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may mail redemption requests to the Group.

CHECK WRITING SERVICE

         Shareholders of Class A Shares of a Money Market Fund may write checks in the amount of $500 or more, against their Fund account. A Shareholder will receive a supply of checks after a signed signature card is received. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his account. The Shareholder's account will be charged a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO WITHDRAWAL PLAN

         Sanwa Mutual Funds Group Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares of a Fund. With Shareholder authorization, the Transfer Agent will automatically redeem Class A Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder. To participate in the Auto Withdrawal Plan Shareholders must have at least $5,000 in the Fund selected and must maintain a minimum account balance of $1,000 in the Fund. Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

         To participate in the Auto Withdrawal Plan, Shareholders should complete the appropriate section of the Account Registration Form or submit a written request (with a signature guarantee) to the Transfer Agent. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to the Sanwa

Mutual Funds Group, P.O. Box XXXXXX, Columbus, Ohio XXXXX-XXXX. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

PAYMENTS TO SHAREHOLDERS

         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Group will attempt to honor requests from Shareholders for next Business Day payments if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Group or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Money Market Funds will attempt to honor requests from Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 4:00 p.m. Eastern time, on a Business Day or, if the request for redemption is received after 4:00 p.m. Eastern time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         In some instances, a Fund may be requested to redeem Shares for which it has not yet received good payment. Under such circumstances, the Group may delay forwarding the proceeds until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption, investors should purchase Shares by certified check or by wire transfer. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         Due to the relatively high cost of handling small investments, the Group reserves the right to redeem, at net asset value, the Shares in an account with a value of less than $1,000. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he thereafter redeems some of his Shares. Before the Group exercises its right to redeem such Shares, the Shareholder will be given notice that the value of his Shares of a Fund is less than the minimum amount and will be allowed 60 days to make an additional investment to increase the value of the account to at least $1,000.

         See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the 1940 Act.

                               DIVIDENDS AND TAXES

         Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net income and net realized capital gains.

         Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. government securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. government securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         The net investment income of each Money Market Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Money Market Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. However, any such capital gains will be distributed no more than twice a year after deduction for any available capital loss carryforward.

         The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares due to the Distribution and Shareholder Services Plan fee applicable to Class A Shares.

         A dividend on the Shares of the Investment Grade Bond Fund is declared daily and paid monthly. A dividend on the Shares of the Global Asset Allocation Fund is declared and paid annually. A dividend on the Shares of the Equity Fund is declared and paid monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record after deduction for any available capital loss carry forward.

         A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Sanwa Mutual Funds Group, P.O. Box XXXXXX, Columbus, Ohio XXXXX-XXXX, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Investment Grade Bond Fund, the Global Asset Allocation Fund, and the Equity Fund, and so-designated by the Funds may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

         Dividends that are derived from interest on a Fund's investments in U.S. government securities may be eligible for exemption from the state and local taxes of certain jurisdictions, although state and local tax authorities may not agree with this view. However, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

         The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund.

TAX CONSIDERATIONS RELATING TO THE
GLOBAL ASSET ALLOCATION FUND

         Dividends and certain interest income earned by the Global Asset Allocation Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Global Asset Allocation Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a Fund makes the election, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from federal taxable income.

         Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

                     MANAGEMENT OF SANWA MUTUAL FUNDS GROUP

TRUSTEES OF THE GROUP

         The Board of Trustees of the Group has overall responsibility for the Funds. The Board of Trustees is elected by the Shareholders. There are currently [FIVE] Trustees, two of whom are "interested persons" of the Group within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations.

INVESTMENT ADVISER

         SBCL serves as Investment Adviser of each Fund. SBCL is a wholly-owned subsidiary of The Sanwa Bank, Limited, of Japan. Its principal offices are located at 601 South Figueroa Street, Los Angeles, California 90017.

         Established in 1972, SBCL provides a full range of personal and business banking services through a network of more than 100 branches and offices statewide. As of ___________, 1997, SBCL had nearly [__________] of assets under management.

         Subject to the general supervision of the Group's Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, SBCL manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.

         Under an investment advisory agreement between the Group and SBCL, the fee payable to SBCL by each Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty one-hundredths of one percent (0.30%) of the Prime Money Market Fund's average daily net assets; twenty one-hundredths of one percent (0.20%) of the U.S. Treasury Obligations Fund's average daily net assets; sixty one-hundredths of one percent (0.60%) of the Investment Grade Bond Fund's average daily net assets; ninety one-hundredths of one percent (0.90%) of the Global Asset Allocation Fund's average daily net assets; and seventy five one-hundredths of one percent (0.75%) of the Equity Fund's average daily net assets, or (b) such fee as may from time to time be agreed upon by the Group and SBCL. The fee agreed to from time to time by the Group and SBCL may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.

         The Funds are managed by a committee of portfolio managers, assistant portfolio managers and analysts employed and supervised by SBCL. All investment decisions are made by the committee and no single person is primarily responsible for making recommendations to the committee. The committee meets regularly to review portfolio holdings and to discuss purchase and sale activity. The committee adjusts holdings in the portfolio as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio managers may also adjust portfolio holdings of each Fund as necessary between team meetings.

ADMINISTRATOR AND DISTRIBUTOR

         BISYS Fund Services, Inc. is the administrator for each Fund and also acts as the Group's principal underwriter and distributor (the "Administrator" or the "Distributor") under agreements approved by the Group's Board of Trustees. BISYS Fund Services, Inc. is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

         The Administrator generally assists in all aspects of a Fund's administration and operation. Under a management and administration agreement between the Group and the

Administrator, the fee payable by a Fund to the Administrator for management administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of a Fund's average daily net assets or (b) such fee as may from time to time be agreed upon by the Group and the Administrator. A fee agreed to from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.

EXPENSES

         SBCL and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Group, Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the Transfer Agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A Shares and Trust Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A Shares, other than in accordance with the relative net asset value of the class, are expenses under the Group's Distribution and Shareholder Services Plan ("Distribution Plan") which relate only to the Class A Shares.

         The organizational expenses of each Fund have been capitalized and are being amortized in the first five years of each Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

DISTRIBUTION PLAN

         The Group's Class A Shares are sold on a continuous basis by the Distributor. Under the "Distribution Plan," a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (.25%) of the average daily net assets of Class A Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor ("Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A Shares. Under the Distribution Plan, a Participating Organization may include SBCL or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Group's Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

BANKING LAWS

         SBCL believes that it possesses the legal authority to perform the investment advisory services for the Group contemplated by its investment advisory agreement with the Group and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Group. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which SBCL could continue to perform such services for the Group. See "MANAGEMENT OF SANWA MUTUAL FUNDS GROUP--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

                               GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES

         The Group was organized as a Massachusetts business trust on April 7, 1997 and commenced operations on _______________, 1997. The Group has an unlimited number of authorized Shares of beneficial interest which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into five series of Shares, one for each of the following Funds: the Sanwa Prime Money Market Fund, the Sanwa U.S. Treasury Obligations Fund, the Sanwa Investment Grade Bond Fund, the Sanwa Global Asset Allocation Fund, and the Sanwa Equity Fund. Each Fund offers to the public two classes of shares: Class A and Trust Shares. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).

         Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, Shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, and (iii) only the holders of Class A Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Group or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Group or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Group or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Group or such Fund.

         Overall responsibility for the management of the Group is vested in the Board of Trustees. See "MANAGEMENT OF SANWA MUTUAL FUNDS GROUP--Trustees of the Group." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Group and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

         Although the Group is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Group's outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Group. Shareholder inquiries should be directed to the Secretary of the Group at 3435 Stelzer Road, Columbus, Ohio 43219.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

         __________________, serves as Custodian for the Group.

         BISYS Fund Services, Inc. serves as transfer agent for and provides fund accounting services to the Group.

OTHER CLASSES OF SHARES

         In addition to Class A Shares, the Group also offers Trust Shares of each Fund. Trust Shares are offered to Sanwa Bank California and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial (other than for individual retirement accounts), or similar capacity. Trust Shares are sold at net asset value and are not subject to a sales charge or a Distribution Plan fee. A salesperson or other person entitled to receive compensation for selling or servicing the shares may receive different compensation with respect to one particular class of shares over another in the Fund. For further details regarding eligibility requirements for the purchase of Trust Shares, contact your Sanwa Bank California representative.

PERFORMANCE INFORMATION

         GENERAL. From time to time, a Money Market Fund's annualized "yield" and "effective yield" and total return for Class A Shares may be presented in advertisements, sales literature and shareholder reports. The "yield" of a Money Market Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Group and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of the assumed reinvestment.

         Total return is calculated for the past year and the period since the establishment of each Money Market Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         From time to time performance information of the Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated for the period since the establishment of a Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for the Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund earned during a recent 30-day period by that Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

         Each Fund may also present its average annual total return, aggregate total return, and yield, as the case may be.

         The Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. The Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A Shares for the same period.

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Group's performance information.

         Further information about the performance of a Fund is contained in that Fund's annual report to Shareholders, which may be obtained without charge by calling (800) XXX-XXXX.

         PAST PERFORMANCE. Each of the Prime Money Market Fund, the Investment Grade Bond Fund, and the Equity Fund commenced operations on October , 1997 subsequent to the transfer of assets by a common or collective trust fund (a "Portfolio") to a Fund in exchange for shares of that Fund (the "Transfer"). Each Fund's portfolio of investments on October , 1997 was the same as a Portfolio's immediately prior to the Transfer. The Portfolios that transferred assets to each Fund are:

         COMMON/COLLECTIVE PORTFOLIO                                   SANWA FUND
ITS Money Market Fund (Collective) [A] Portfolio                    Prime Money Market Fund
ITS Bond Investment Fund (Collective) and
PFS Bond Investment Fund (Common) [B] Portfolio                     Investment Grade Bond Fund
ITS Common Stock Investment Fund (Collective) and
PFS Common Stock Investment Fund (Common) [C] Portfolio             Equity Fund

         None of the Portfolios are a registered investment company as each Portfolio is exempt from registration under the 1940 Act. Since, in a practical sense, each Portfolio constitutes a "predecessor" of a Fund, for periods commencing prior to the Transfer, each Fund calculates performance based on the Portfolio's performance adjusted to reflect the deduction of the applicable Fund or class fees and expenses as stated in the Fee Table in that Fund's or class' prospectus (i.e., adjusted to reflect anticipated expenses, net of management and administrative fee waivers). These fees and expenses include any applicable Rule 12b-1 fees.

         Each Fund from time to time may advertise certain investment performance figures, as discussed below. These figures are based on historical earnings, but past performance data is not necessarily indicative of future performance of the Fund.

                                            AVERAGE ANNUAL TOTAL RETURN
                                                AS OF JUNE 30, 1997

Common/Collective Portfolio       1 year    3 years     5 years    10 years
---------------------------       ------    -------     -------    --------

[A] Portfolio(1)                  4.81%      4.86%       4.10%      5.63%
[B] Portfolio                     6.58%      2.20%(2)     N/A        N/A
[C] Portfolio                    32.29%     26.67%      24.57%(3)    N/A

(1) The 7-day, 7-day effective yield and 30-day yield for the Prime Money Market Fund's predecessor, [A] Portfolio, as of June 30, 1997 were 4.87%, 4.99% and 4.86%, respectively.

(2) Since the date that the Investment Grade Bond Fund's predecessor's investment objective and policies were amended to be consistent with those of the Investment Grade Bond Fund: January 31, 1996.

(3) Since the date that the Equity Fund's predecessor's investment objective and policies were amended to be consistent with those of the Equity Fund:
     March 31, 1994.

         The above-quoted performance data includes the performance of each Portfolio for the period before the Funds commenced operations adjusted to reflect the deduction of fees and expenses applicable to the Class A Shares of each Fund (i.e., adjusted to reflect anticipated expenses, net of management and administrative fee waivers). The Portfolios were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the 1940 Act. If a Portfolio had been registered under the 1940 Act, its performance may have been adversely affected.

MISCELLANEOUS

         Shareholders will receive unaudited semi-annual reports describing the investment operations their Fund(s) and annual financial statements audited by independent public accountants.

         Inquiries regarding the Group may be directed in writing to the Group at the following address: the Sanwa Mutual Funds Group, P.O. Box XXXXXX, Columbus, Ohio XXXXX- XXXX or by calling toll free (800) XXX-XXXX.

                               INVESTMENT ADVISER
                              Sanwa Bank California
                        Investment Management Department
                             601 S. Figueroa Street
                          Los Angeles, California 90017

                          ADMINISTRATOR AND DISTRIBUTOR
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                  LEGAL COUNSEL
                                  Ropes & Gray
                               One Franklin Square
                               1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005

                                 TRANSFER AGENT
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                    AUDITORS
                                  Ernst & Young

                                    CUSTODIAN
                                     XXXXXXX

                              CROSS REFERENCE SHEET
                              ---------------------

                            SANWA MUTUAL FUNDS GROUP
                            ------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                                                        Statement of Additional
Part B Item                                                             Information Caption
-----------                                                             ------------------------
Cover Page                                                              Cover Page

Table of Contents                                                       Table of Contents

General Information and History                                         Additional Information -
                                                                        Organization and Description of
                                                                        Shares

Investment Objective and Policies                                       Investment Objective and Policies

Management of the Sanwa Mutual Fund Group                               Management of Sanwa Mutual
                                                                        Funds Group
Control Persons and Principal
  Holders of Securities                                                 Miscellaneous

Investment Advisory and Other Services                                  Management of Sanwa Mutual
                                                                        Funds Group

Brokerage Allocation and Other Practices                                Management of the Sanwa Mutual
                                                                        Funds Group

Capital Stock and Other Securities                                      Valuation; Additional Purchase
                                                                        and Redemption Information;
                                                                        Management of Sanwa Mutual
                                                                        Funds Group; Additional
                                                                        Information
Purchase, Redemption and Pricing
  of Securities Being Offered                                           Valuation; Additional Purchase
                                                                        and Redemption Information;
                                                                        Management of Sanwa Mutual
                                                                        Funds Group

Tax Status                                                              Additional Tax Information

Underwriters                                  Management of Sanwa Mutual
                                              Funds Group

Calculation of Performance Data               Performance Information

Financial Statements                          Not Applicable

                                ----------------

                            SANWA MUTUAL FUNDS GROUP

                       STATEMENT OF ADDITIONAL INFORMATION

                              [____________, 1997]

                                ----------------



This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the Sanwa Prime Money Market Fund, the Sanwa U.S. Treasury Obligations Fund, the Sanwa Investment Grade Bond Fund, the Sanwa Global Asset Allocation Fund, and the Sanwa Equity Fund which are dated [_____________]. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing Sanwa Mutual Funds Group at XXXXX, Columbus, Ohio XXXXX, or by telephoning toll free (800) XXX-XXXX.

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
SANWA MUTUAL FUNDS GROUP........................................................................................B-1

INVESTMENT OBJECTIVE AND POLICIES...............................................................................B-1
    Additional Information on Portfolio Instruments.............................................................B-1
    Investment Restrictions....................................................................................B-19
    Additional Information Regarding Fundamental Investment Restrictions.......................................B-19
    Portfolio Turnover.........................................................................................B-21

VALUATION......................................................................................................B-22
    Valuation of the Money Market Funds........................................................................B-22
    Valuation of the Investment Grade Bond Fund, the Global Asset Allocation Fund and the
             Equity Fund.......................................................................................B-23
    Valuation of International Securities......................................................................B-24

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................................................B-24
    Matters Affecting Redemption...............................................................................B-25

ADDITIONAL TAX INFORMATION.....................................................................................B-25
    General  ..................................................................................................B-25
    Additional Tax Information Concerning the Global Asset Allocation Fund.....................................B-27

MANAGEMENT OF SANWA MUTUAL FUNDS GROUP.........................................................................B-29
    Trustees and Officers......................................................................................B-29
    Investment Adviser.........................................................................................B-29
    Portfolio Transactions.....................................................................................B-30
    Glass-Steagall Act.........................................................................................B-31
    Administrator..............................................................................................B-32
    Distributor................................................................................................B-33
    Custodian..................................................................................................B-34
    Transfer Agent and Fund Accounting Services................................................................B-34
    Independent Accountants....................................................................................B-34
    Legal Counsel..............................................................................................B-34

PERFORMANCE INFORMATION........................................................................................B-34
    Yields of the Money Market Funds...........................................................................B-34
    Yields of the Variable NAV Funds...........................................................................B-35
    Calculation of Total Return................................................................................B-36
    Performance Comparisons....................................................................................B-36

ADDITIONAL INFORMATION.........................................................................................B-37

    Organization and Description of Shares.....................................................................B-37
    Shareholder and Trustee Liability..........................................................................B-38
    Miscellaneous..............................................................................................B-39

APPENDIX.......................................................................................................B-41

                       STATEMENT OF ADDITIONAL INFORMATION

                            SANWA MUTUAL FUNDS GROUP

         Sanwa Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of five series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of five separate investment portfolios: the Sanwa U.S. Treasury Obligations Fund (the "U.S. Treasury Obligations Fund"), the Sanwa Prime Money Market Fund (the "Prime Money Market Fund" and together with the U.S. Treasury Obligations Fund, the "Money Market Funds"), the Sanwa Investment Grade Bond Fund (the "Investment Grade Bond Fund"), the Sanwa Global Asset Allocation Fund (the "Global Asset Allocation Fund"), and the Sanwa Equity Fund (the "Equity Fund"). Each Fund offers to the public two classes of Shares: Class A Shares and Trust Shares. Most information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. An investment in Shares of a Fund should not be made without first reading the applicable Prospectuses.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.

         The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by Sanwa Bank California, the Group's investment adviser ("SBCL"), with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         ASSET-BACKED SECURITIES. Asset-backed securities are secured by company receivables, home equity loans, truck or auto loans, leases, credit card receivables and other securities backed by receivables or assets.

         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and tradeins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization.

         BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds except the U.S. Treasury Obligations Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

         CMOs include stripped mortgage securities, which are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Group's Board of Trustees.

         COMMERCIAL PAPER. Each Fund, except for the U.S. Treasury Obligations Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper usually has a maturity of less than nine months and has a fixed rates of return.

         The Prime Money Market Fund, the Investment Grade Bond Fund, and the Global Asset Allocation Fund may purchase commercial paper designated as "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper. Certain transactions in
Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

         COMMON AND PREFERRED STOCK. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

         FOREIGN CURRENCY TRANSACTIONS. The Global Asset Allocation Fund may use forward foreign currency exchange contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but instead allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by SBCL under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         Second, when SBCL anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.

         FOREIGN INVESTMENT. The Funds, other than the U.S. Treasury Obligations Fund, may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks, Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above. The Prime Money Market Fund, the Equity Fund and the Global Asset Allocation Fund may also purchase foreign equity securities, including ADRs (sponsored and unsponsored), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

         Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject a Fund to additional investment risks. Such risks include adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, exchange control regulations, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.

         Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Funds will acquire such securities only when SBCL believes the risks associated with such investments are minimal.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Investment Grade Bond Fund, the Global Asset Allocation Fund and the Equity Fund (the "Variable NAV Funds") may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         Successful use of futures by the Funds is also subject to SBCL's ability to correctly predict the direction the market will move. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

         GUARANTEED INVESTMENT CONTRACTS. Guaranteed investment contracts ("GICs") are issued by highly rated U.S. insurance companies. Under these contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Solomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate.

         ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by SBCL, under the supervision of the Board of Trustees, to be illiquid. Securities may be deemed illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in over-the-counter markets. Moreover, restricted securities, which may be illiquid, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

         Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         INVESTMENT COMPANY SECURITIES. By investing in other investment companies, a Fund becomes exposed to the risks of that investment company's portfolio of securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.

         INVESTMENT GRADE DEBT OBLIGATIONS. The Variable NAV Funds may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

         MUNICIPAL OBLIGATIONS. Municipal securities are debt securities issued by a state, its political subdivisions, agencies, authorities and corporations. Municipal securities include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

         Municipal securities include securities issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

         Municipal securities are generally classified as "general obligation" or "revenue." General obligation securities are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds that are municipal securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

         Municipal notes are instruments issued by or on behalf of governments and political sub-divisions thereof. Examples include: tax anticipation notes ("TANS"), which are short-term debt instruments issued by a municipality or state to finance working capital needs of the issuer in anticipation of receiving taxes on a future date; revenue anticipation notes ("RANS"), which are short-term debt instruments issued by a municipality or state to provide cash prior to receipt of expected non-tax revenues from a specific source; bond anticipation notes ("BANS"), which are short-term debt instruments issued by a municipality or state that will be paid off with the proceeds of an upcoming bond issue; and tax revenue anticipation notes ("TRANS"), which are short-term debt instruments issued by a municipality or state to finance working capital needs in anticipation of receiving taxes or other revenues. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer.

         Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities may include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance facilities for charitable institutions. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations. Taxable municipal securities also may include remarketed certificates of participation.

         The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

         Municipal securities also include participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

         OPTIONS - CALLS AND PUTS.

         Calls. The Variable NAV Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in SBCL's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of its net assets.

         The Variable NAV Funds will write call options only if they are "covered" and may buy call options. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike owning securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account by the Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, SBCL, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for the option. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange (the "NYSE")), or, in the absence of such sale, the latest asked price (or, with respect to the Global Asset Allocation Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         Puts. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. To the extent consistent with its investment objective, the Variable NAV Funds may buy put options and write secured put options.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies. The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in SBCL's opinion, present minimal credit risks.

         Risk Factors Relating to Options. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of SBCL to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

         REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which SBCL deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and SBCL will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Group's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectuses, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities or high grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Variable NAV Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

         SECURITIES LENDING. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by SBCL and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which SBCL has determined are creditworthy under guidelines established by the Group's Board of Trustees.

         SHORT-TERM TRADING. Short-term trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what SBCL believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs.

         SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. The Funds, other than the U.S. Treasury Obligations Fund, may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         SWAPS. Swap agreements (a common form of derivatives) are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations the Funds will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that the Funds will not be able to meet their obligations to the counterparty. This risk will be mitigated by having the Funds invest in the specific asset for which they are obligated to pay a return. Swap agreements may be considered illiquid and therefore subject to a Fund's limitation on illiquid securities.

         U.S. GOVERNMENT OBLIGATIONS. The U.S. Treasury Obligations Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury or agency obligations which are also supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when SBCL believes that the credit risk with respect thereto is minimal.

         U.S. GOVERNMENT SECURITIES. U.S. government securities include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. government securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage repays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. government securities.

         "Zero coupon" U.S. government securities also tend to be more volatile than other types of U.S. government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Funds, except for the U.S. Treasury Obligations Fund, may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the criteria for commercial paper. SBCL will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         VARIABLE AND FLOATING RATE NOTES. The Funds, other than the U.S. Treasury Obligations Fund, may acquire variable and floating rate notes, subject to each Fund's investment objective, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by SBCL under guidelines established by the Group's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, SBCL will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, it may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         For purposes of the Money Market Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued basis and may purchase and sell securities on a forward commitment basis (I.E., for delivery beyond the normal settlement date at a stated price and yield), including "TBA" (to be announced) purchase commitments. When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

 INVESTMENT RESTRICTIONS

         For each Fund the following investment restrictions are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund.

         1. The Fund may lend or borrow money to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         2. The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         3. The Fund may issue senior securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         4. The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         5. The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         6. The Fund may underwrite securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         7. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

ADDITIONAL INFORMATION REGARDING FUNDAMENTAL INVESTMENT RESTRICTIONS

         The fundamental investment restrictions limit a Fund's ability to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below. Each Fund may be subject to more restrictive non-fundamental investment policies. Non-fundamental investment policies may be changed by the Board of Trustees.

         The following 1940 Act descriptions are to assist the investor in understanding the fundamental restrictions above, and are not themselves fundamental.

         FUNDAMENTAL INVESTMENT RESTRICTION (1). The 1940 Act presently limits a Fund's ability to borrow to one-third of the value of its total assets. Borrowing by a Fund allows it to leverage its portfolio, which exposes it to certain risks. Leveraging exaggerates the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest received from the securities purchased with borrowed funds.

         The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by the Fund's investment policies, and a Fund may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Funds may, however, make other loans which if made would expose shareholders to certain additional risks.

         FUNDAMENTAL INVESTMENT RESTRICTION (2). The 1940 Act limits a Fund's ability to pledge, mortgage or hypothecate its assets to one-third of its assets. To the extent that pledged assets are encumbered for more than seven days such assets would be considered illiquid and, therefore, each Fund's use of such techniques would be limited to 15% of its net assets (10% for the Money Market Funds).

         FUNDAMENTAL INVESTMENT RESTRICTION (3). The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Because portfolio management techniques involving the issuance of senior securities, such as the purchase of securities on margin, short sales, or the writing of puts on portfolio securities, are all techniques that involve the leveraging of a portfolio and would not be consistent with the current SEC rules governing Money Market Funds.

         FUNDAMENTAL INVESTMENT RESTRICTION (4). Under Section 5(b) of the 1940 Act, an investment company is diversified if, as to 75% of its total assets, no more than 5% of the value of its total assets is invested in the securities of a single issuer and no more than 10% of the issuer's voting securities is held by the investment company. However, each of the Funds is subject to the "per issuer" diversification requirements of the Internal Revenue Code of 1986 ("Code") at the Fund's tax quarter-ends. Under the Code, the 5% "per issuer" limit is applied only to 50% of a Fund's total assets (not 75% of total assets as under the 1940 Act). However, no single issuer can exceed 25% of a Fund's total assets under the Code as well.

         FUNDAMENTAL INVESTMENT RESTRICTION (5). "Concentration" is interpreted under the 1940 Act to mean investment of 25% or more of a Fund's total assets in a single industry. If a Fund were to "concentrate" its investments in a narrow industry, investors would be exposed to greater risks because the Fund's performance would be largely dependent on that segment's performance. None of the Funds have reserved the right to concentrate in any industry.

         FUNDAMENTAL INVESTMENT RESTRICTION (6). The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

         FUNDAMENTAL INVESTMENT RESTRICTION (7). This restriction would permit investment in commodities, commodities contracts, futures contracts, or real estate to the extent permitted under the 1940 Act. However, it is unlikely, that the Funds would make such investments. Each Fund would like the ability to consider using these investment techniques in the future. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and food stuffs. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Given the Funds' proposed investment objective, the Funds do not expect to invest in these types of investments; however, if a Fund did so invest, it would be exposed to these types of risks associated with the underlying security.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. High portfolio turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

         Because securities with maturities of less than one year are excluded from the calculation of the portfolio turnover rate, the portfolio turnover rate for each Money Market Fund is expected to be zero for regulatory and reporting purposes.

                                    VALUATION

         The net asset value of each Fund is determined and its Shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each Business Day

("Valuation Times"). For each Money Market Fund, as used herein a "Business Day" constitutes (i) any day on which the Federal Reserve Bank is open and the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. For each other fund, a Business Day is (i) any day on which the NYSE is open for trading and (ii) any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE MONEY MARKET FUNDS

         The Money Market Funds use the amortized cost method of valuing their securities. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of each Money Market Fund's securities can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires the Board of Trustees to promptly consider what action, if any, should be initiated. If the Board of Trustees determines that the deviation from a $1.00 price per Share may result in material dilution or other unfair results to Shareholders, it will take the appropriate steps to eliminate or reduce these consequences to the extent reasonably practicable. These steps may include selling portfolio instruments prior to maturity in order to realize capital gains or losses to shorten the average portfolio maturity, adjusting or withholding dividends or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE INVESTMENT GRADE BOND FUND, THE GLOBAL ASSET ALLOCATION FUND AND THE EQUITY FUND

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair market value in SBCL's best judgment under procedures established by, and under the supervision of the Group's Board of Trustees. A Fund will value its investments in mutual funds securities at the redemption price, which is net asset value.

         Among the factors considered in valuing portfolio securities held by the Funds, are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair market value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by SBCL from time to time.

         Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

VALUATION OF INTERNATIONAL SECURITIES

         Valuation of securities of foreign issuers is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the last sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the means between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the last sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. Eastern time, as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. Eastern time. In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless SBCL under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the Global Asset Allocation Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each class of Shares of the Funds are sold on a continuous basis by BISYS Fund Services, Inc. ("BISYS"). In addition to purchasing Shares directly from BISYS, Class A or Trust Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at SBCL, or SBCL's affiliated or correspondent banks. Customers purchasing Shares of the Group may include officers, directors, or employees of SBCL or SBCL's affiliated or correspondent banks.

MATTERS AFFECTING REDEMPTION

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission,
(b) the NYSE is closed for other than
customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The Group may redeem any class of Shares involuntarily if redemption appears appropriate. See "Valuation of the Money Market Funds" above.

                           ADDITIONAL TAX INFORMATION

GENERAL

         It is the policy of each of the Funds to qualify for the favorable tax treatment accorded regulated investment companies (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying as a RIC, each Funds expects to eliminate or reduce to a nominal amount its federal income taxes.

         In order to qualify as a RIC, a Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; (c) distribute each year at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. The 30% of gross income test described above may restrict a Fund's ability to sell certain assets held (or considered under Code rules to have been held) for less than three months and to engage in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

         A non-deductible excise tax is imposed on RICs that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."

         A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

         Investment by the Fund in "passive foreign investment companies" could subject the Fund to federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special federal tax treatment afforded a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING THE GLOBAL ASSET ALLOCATION FUND

         Special rules govern the federal income tax treatment of the portfolio transactions of the Global Asset Allocation Fund that are denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, certain preferred stock); (ii) the accruing of certain trade receivables and payables; (iii) the entering into or acquisition of any forward contract or similar financial instruments; and (iv) the entering into or acquisition of any futures contract, option or similar financial instrument, if such instrument is not marked-to-market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. With respect to such transactions, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle ("Capital Asset Election"). In accordance with Treasury regulations, certain transactions with respect to which the taxpayer has not made the Capital Asset Election and that are part of a "988 hedging transaction" (as defined in the Code and the Treasury regulations) are integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "988 hedging transactions" (as identified by such Treasury regulations) are not subject to the market-to-market or loss deferral rules under the Code. Some of the non-U.S. dollar-denominated investments that the Fund may make (such as non-U.S. dollar-denominated debt securities and obligations and preferred stock) and some of the foreign currency contracts the Fund may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

         In addition, certain forward foreign currency contracts held by the Fund at the close of the Fund's taxable year will be subject to "mark-to-market" treatment. If the Fund makes the Capital Asset Election with respect to such contracts, any gain or loss with respect to the contract shall be treated as short-term capital gain or loss, to the extent of 40% of such gain or loss, and long-term capital gain or loss, to the extent of 60% of such gain or loss. Otherwise, such gain or loss will be ordinary in nature. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions respecting foreign currency contracts. Forward foreign currency contracts entered into by the Fund also may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and requirements to capitalize interest and carrying charges may apply.

                     MANAGEMENT OF SANWA MUTUAL FUNDS GROUP

TRUSTEES AND OFFICERS

         The Trustees and officers of each Fund, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is _____________________, Columbus, Ohio ______):

                       Position(s) Held          Principal Occupation
Name and address       With The Group            During The Past 5 Years
----------------       --------------            -----------------------

         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from the Group for acting as Administrator and receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group.

INVESTMENT ADVISER

         Investment advisory and management services are provided to each Fund by SBCL pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated ______________, 1997.

         The Advisory Agreement provides that SBCL shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of SBCL in the performance of its duties, or from reckless disregard by SBCL of its duties and obligations thereunder.

         The Advisory Agreement will continue in effect until __________________, 1999 as to each of the Funds and from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by SBCL. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreement, SBCL determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved unless better price and execution are available elsewhere. While SBCL generally seeks competitive spreads or commissions, the Group may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by SBCL in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to, and not in lieu of, services required to be performed by SBCL and does not reduce the advisory fees payable to SBCL. Such information may be useful to SBCL in serving both the Group and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to SBCL in carrying out its obligations to the Group.

         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable rules and regulations, SBCL will not execute portfolio transactions on behalf of the Funds through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with SBCL, BISYS Fund Services, or their affiliates, and will not give preference to SBCL's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by SBCL. Other investment companies or accounts may also invest in the same securities as the Group. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which SBCL believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, SBCL may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Group, SBCL will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of SBCL or their parents, subsidiaries, or affiliates, and, in dealing with their customers, SBCL and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Group.

GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         SBCL believes that they possess the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict SBCL from continuing to perform such services for the Group. Depending upon the nature of any changes in the services which could be provided by SBCL, the Board of Trustees of the Group would review the Group's relationship with SBCL and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of SBCL or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Group, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per Share or result in financial losses to any Customer.

ADMINISTRATOR

         BISYS serves as administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement dated as of ______________, 1997 (the "Administration Agreement"). The Administrator assists in supervising operations of each Fund (other than those performed by SBCL under the Advisory Agreement, those performed by ____________________ under its custodial services agreements with the Group, and those performed by BISYS Fund Services, Inc. under its transfer agency and shareholder service and fund accounting agreements with the Group). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to [MONITOR THE NET ASSET VALUE OF THE MONEY MARKET FUNDS, TO MAINTAIN OFFICE FACILITIES FOR THE GROUP, TO MAINTAIN THE GROUP'S FINANCIAL ACCOUNTS AND RECORDS, AND TO FURNISH THE GROUP STATISTICAL AND RESEARCH DATA AND CERTAIN BOOKKEEPING SERVICES, AND CERTAIN OTHER SERVICES REQUIRED BY THE GROUP]. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Group's operations (other than those performed by SBCL under the Advisory Agreement, and those performed by _________________, under its custodial services agreements with the Group, and those performed by BISYS under its transfer agency and shareholder service and fund accounting agreements with the Group). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of such Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a

Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

         The Administration Agreement will continue until _______________, 1999. Thereafter, the Administration Agreement shall be renewed automatically for successive [FIVE] year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Group in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

         BISYS serves as distributor to each Fund pursuant to a Distribution Agreement dated ________________, 1997 (the "Distribution Agreement"). The Distribution Agreement will continue in effect for one-year periods if such continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         For its services as Distributor, BISYS is entitled to a fee of [0.25%] of the average daily net assets of Class A Shares of each Fund payable under the Fund's Distribution Plan.

         The Distribution Plan was initially approved on ________________, 1997 by the Fund's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). The Distribution Plan provides for fees only upon the Class A Shares of each Fund.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A Shares. The Group's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

CUSTODIAN

         _____________ serves as the Group's Custodian.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

         BISYS serves as transfer agent to each Fund pursuant to a Transfer Agency Agreement.

         BISYS also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Group. Under the Fund Accounting Agreement, BISYS receives a fee from each Fund at the annual rate of [___%] of such Fund's average daily net assets, subject to a minimum annual fee.

INDEPENDENT ACCOUNTANTS

         Ernst & Young has been selected as independent certified public accountants. Ernst & Young's address is _____________________________.

LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 serve as counsel to the Group.

                             PERFORMANCE INFORMATION

YIELDS OF THE MONEY MARKET FUNDS

         As summarized in the Fund's Prospectuses under the heading "Performance Information," the "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The yield and effective yield of each Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of each Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

YIELDS OF THE VARIABLE NAV FUNDS

         As summarized in the Prospectuses under the heading "Performance Information," yields of the Variable NAV Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula:

                                            a-b
                        30-Day Yield = 2[( ----- +1)(6)-1]
                                             cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Variable NAV Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.

         Investors in the Variable NAV Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

CALCULATION OF TOTAL RETURN

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.

PERFORMANCE COMPARISONS

         YIELD AND TOTAL RETURN. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may from time to time be included in advertisements.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.

         The Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE") is an index composed of a sample of companies representative of the market structure of twenty European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks.

         The Lehman Aggregate Bond Index ("Aggregate Bond Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government; all quasi-federal corporations; all corporate debt guaranteed by the U.S. government; and mortgage backed securities. Corporate issues must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated investment grade by a NRSRO. Flower bonds and foreign targeted issues are also included in the Aggregate Bond Index.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by SBCL or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

                             ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

         The Group was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated April 7, 1997, under the name "Sanwa Fund." A copy of the Group's Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The

Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Group presently has five series of Shares offered to the public. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Group's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         As described in the text of the Prospectuses following the caption "GENERAL INFORMATION -- Description of the Group and its Shares," shares of the Group are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to Class A. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Group and filed with the Group's custodian or by vote of the holders of two-thirds of the outstanding shares of the Group at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Group's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Group and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Group shall be personally liable in connection with the administration or preservation of the assets of the Group or the conduct of the Group's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Group shall look solely to the assets of the Group for payment.

MISCELLANEOUS

         The Group may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the Group, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the Group for the most recent fiscal year or half-year and to provide the views of the SBCL and/or Group officers regarding expected trends and strategies.

         The organizational expenses of the Group have been allocated to each Fund and are being amortized over a period of [FIVE] years from the commencement of the public offering of Shares of the Group. In the event any of the initial Shares of the Group are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Group subsequent to the date of the Prospectuses and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         The Group is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Group.

         As of __________________, 1997, BISYS, P.O. Box XXXX, Columbus, Ohio XXXXX, directly or beneficially owned 100% of each Fund.

         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

                                    APPENDIX

The NRSROs utilized by SBCL include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps Credit Rating Co. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA Debt rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB Debt rated BB is regarded as having significant speculative characteristics although it is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to time
         AA-      because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                           - Leading market positions in well-established industries.
                           -   High rates of return on funds employed.
                           - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                           -   Broad margins in earnings coverage of
                               fixed financial charges and high internal cash generation.
                           -   Well-established access to a range of
                               financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 Highest category. The obligor's capacity to meet its financial commitments is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

         A-2 Obligations assigned this rating are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 Obligations assigned this rating exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its five highest short-term debt ratings. Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category:

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation.

                      Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2 Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1             This designation denotes best quality. There is
                         present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2             This designation denotes high quality.  Margins of
                         protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

           SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

           SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SHORT-TERM DEBT RATINGS

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

The TBW Short-Term Debt Ratings apply only to specific debt instruments with original maturities of one year or less. TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure.

The TBW Short-Term Ratings represent an assessment of the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)    Financial Statements:

                 None

          (b)    Exhibits:

                 (1) Declaration of Trust, dated April 7, 1997, is filed herewith.

                 (2)    Form of By-Laws is filed herewith.

                 (3)    None.

                 (4)    None.

                 (5)    None.

                 (6)    None.

                 (7)    None.

                 (8)    None.

                 (9)    None.

                 (10) [Draft] Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.

                 (11)   Consent of Ropes & Gray, is filed herewith.

                 (12)   None.

                 (13)   None.

                 (14)   None.

                 (15)   None.

                 (16)   None.

                 (17)   None.

                 (18)   None.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          As of the date of this Registration
          Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

          As of the date of this Registration
          Statement, there was one (1) holder of
          record of shares of beneficial interest of the Registrant.

ITEM 27.  INDEMNIFICATION

              Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

              Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          Sanwa Bank California ("SBCL") performs investment advisory services for Registrant. SBCL is a wholly owned subsidiary of The Sanwa Bank Limited, of Japan. Its principal offices are located at 601 South Figueroa Street, Los Angeles, California 90017. Established in 1972, SBCL provides a full range of personal and business banking services through a network of more than 100 branches and offices statewide. SBCL has nearly [ ] of assets under management.

          To the knowledge of Registrant, none of the directors or officers of SBCL, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of SBCL also hold positions with The Sanwa Bank Limited, of Japan or its other subsidiaries.

          Listed below are the directors and certain principal executive officers of SBCL, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

NAME                        POSITION, BUSINESS, PROFESSION, VOCATION, OR EMPLOYMENT
----                        -------------------------------------------------------
Teruyoshi Yasufuku          Chairman of the Board, SBCL; Counselor, Sanwa Research
                            Institute

Steven D. Broidy            Director, SBCL; Vice Chairman and Chief Administrative Officer,
                            City National Bank

Robert C. Cooke             Director, SBCL

Robert C. Corteway          Director, SBCL

Vilma Martinez              Director, SBCL; Litigation Partner, Munger, Tolles & Olson

James M. Rosser, Ph.D.      Director, SBCL; President, California State University at
                            Los Angeles

Cynthia Ann Telles, Ph.D.   Director, SBCL; Director, Spanish Speaking Psychosocial Clinic,
                            The Neuropsychiatric Institute and Hospital Department of
                            Psychiatry and Behavioral Sciences, UCLA School of Medicine

James C. Van Horne          Director, SBCL; A.P. Gianniani Professor of Finance at the
                            Graduate School of Business at Stanford University

Tamio Takakura              President and Chief Executive Officer, SBCL

Kazuyoshi Kuwahata          Vice Chairman & Chief Line Officer, SBCL

Howard N. Gould             Vice Chairman & Chief Administrative Officer; SBCL

ITEM 29.   PRINCIPAL UNDERWRITER

       (a) BISYS Fund Services acts as distributor and administrator for the Registrant. BISYS Fund Services also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., BB&T Mutual Funds Groups, The Coventry Group, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, Magna Funds, MarketWatch Funds, Meyers Sheppard Investment Trust, Minerva Funds, MMA Praxis Mutual Funds, The M.S.D.&T Funds, Inc., Pacific Capital Funds, The Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, Qualivest Funds, The

       Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds, Variable Insurance Funds, and The Victory Portfolios, each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

       (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                  Positions and            Positions and
Name and Principal               Offices with The         Offices with
Business Addresses               Winsbury Company         The Registrant
------------------               ----------------         --------------

The BISYS Group, Inc.            Sole Shareholder             None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.        Sole General                 None
3435 Stelzer Road                  Partner
Columbus, OH  43219

WC Subsidiary Corporation        Sole Limited Partner         None
150 Clove Road
Little Falls, NJ 07424


ITEM 30.               LOCATION OF ACCOUNTS AND RECORDS

              (1) Sanwa Bank California, 601 S. Figueroa Street, Los Angeles, California 90017 (records relating to the Advisor's functions as investment adviser).

              (2) BISYS Fund Services, Inc. 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor, transfer agent, and fund accountant).

              (3) ___________________. [Address] (records relating to its function as custodian).

              (4) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, By-Laws, and Minute Books).

ITEM 31.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

          Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of
          Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to file a post-effective amendment including financial statements, which need not be audited, for each of the Sanwa Prime Money Market Fund, the Sanwa U.S. Treasury Obligations Fund, the Sanwa Investment Grade Bond Fund, the Sanwa Global Asset Allocation Fund, and the Sanwa Equity Fund (each a "Fund"), within four to six months of the commencement of that Fund's operations.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 30th day of July, 1997.

                                              Sanwa Mutual Funds Group

                                              By:    George O. Martinez*
                                                 ------------------------------
                                                     George O. Martinez
                                                     Trustee

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Capacity                   Date
---------                     --------                   ----

George O. Martinez*           Trustee                    July 30, 1997
--------------------


*By: /s/ Brian L. Murray, Jr.
    -------------------------
    Brian L. Murray, Jr.
    Attorney-In-Fact

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of Sanwa Fund (the "Fund"), does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Brian L. Murray, Jr. each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Fund to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Fund pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                         CAPACITY                 DATE
---------                         --------                 ----

/s/ George O. Martinez            Trustee                  July 29, 1997
--------------------------
George O. Martinez

                                  EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION                                PAGE
-----------                -----------                                ----

(1)         Declaration of Trust, dated April 7, 1997.

(2)         Form of By-Laws.

(10) Opinion and Consent of Counsel as to legality of shares being registered [draft].

(11)        Consent of Ropes & Gray.